UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $195,520)
WPE International Cooperatief U.A. 10.375%, 09/30/2020(2)		200,000	$163,820	1.11
			163,820	1.11
Barbados (Cost $214,198)
Columbus International, Inc. 11.500%, 11/20/2014		200,000	216,500	1.46
			216,500	1.46
Brazil (Cost $1,175,105)
Cia Energetica de Sao Paulo 9.750%, 01/15/2015	BRL	250,000	180,467	1.22
Itau Unibanco Holding S.A. 5.650%, 03/19/2022(2)		200,000	204,000	1.38
JBS Finance II Ltd. 8.250%, 01/29/2018		100,000	99,620	0.67
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		200,000	153,000	1.03
Marfrig Overseas Ltd. 9.500%, 05/04/2020		100,000	76,500	0.52
Minerva Luxembourg S.A. 12.250%, 02/10/2022(2)		200,000	212,500	1.43
OSX 3 Leasing B.V. 9.250%, 03/20/2015(2)		100,000	101,650	0.68
Rearden G Holdings EINS GmbH 7.875%, 03/30/2020		100,000	107,630	0.73
			1,135,367	7.66
Chile (Cost $495,737)
Automotores Gildemeister S.A. 8.250%, 05/24/2021		100,000	105,000	0.71
Banco Santander Chile 6.500%, 09/22/2020	CLP	50,000,000	101,036	0.68
Inversiones Alsacia S.A. 8.000%, 08/18/2018(2)		144,828	144,279	0.97
Inversiones CMPC S.A. 4.500%, 04/25/2022		150,000	152,512	1.03
			502,827	3.39
China (Cost $2,100,549)
Agile Property Holdings Ltd. 8.875%, 04/28/2017		100,000	100,000	0.68
Central China Real Estate Ltd. 12.250%, 10/20/2015		100,000	105,750	0.71
CFG Investment S.A.C. 9.750%, 07/30/2019(2)		200,000	199,260	1.35
China Automation Group Ltd. 7.750%, 04/20/2016		200,000	158,619	1.07
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015		60,000	36,600	0.25
China Liansu Group Holdings Ltd. 7.875%, 05/13/2016		200,000	193,500	1.31
China Oriental Group Co. Ltd. 7.000%, 11/17/2017		100,000	79,500	0.54
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017		200,000	204,760	1.38
Country Garden Holdings Co. Ltd. 11.250%, 04/22/2017		100,000	105,250	0.71
Country Garden Holdings Co. Ltd. 11.125%, 02/23/2018		200,000	209,500	1.41
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		100,000	98,300	0.66
Hidili Industry International Development Ltd. 8.625%, 11/04/2015		100,000	79,000	0.53
Hyva Global B.V. 8.625%, 03/24/2016(2)		200,000	170,500	1.15
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		100,000	98,234	0.66
Sino-Forest Corp. 5.000%, 08/01/2013(2)(3)		14,000	2,380	0.02
Sino-Forest Corp. 5.000%, 08/01/2013(3)		7,000	1,190	0.01
Sino-Forest Corp. 10.250%, 07/28/2014(3)		62,000	10,540	0.07
Sino-Forest Corp. 10.250%, 07/28/2014(2)(3)		20,000	3,400	0.02
Sino-Forest Corp. 4.250%, 12/15/2016(2)(3)		113,000	19,210	0.13
Sino-Forest Corp. 6.250%, 10/21/2017(2)(3)		132,000	22,440	0.15
Sino-Forest Corp. 6.250%, 10/21/2017(3)		120,000	20,400	0.14
			1,918,333	12.95
Colombia (Cost $72,194)
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	125,000,000	78,972	0.53
			78,972	0.53

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Croatia (Cost $114,767)
Zagrebacki Holding D.O.O. 5.500%, 07/10/2017	EUR	100,000	$101,140	0.68
			101,140	0.68
Czech Republic (Cost $135,698)
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	100,000	127,347	0.86
			127,347	0.86
Hong Kong (Cost $109,059)
Bank of East Asia Ltd. 8.500%, 11/29/2049		100,000	105,247	0.71
			105,247	0.71
Hungary (Cost $123,818)
MOL Hungarian Oil and Gas PLC 5.875%, 04/20/2017	EUR	100,000	119,042	0.80
			119,042	0.80
India (Cost $436,614)
ICICI Bank Ltd. 5.750%, 11/16/2020		100,000	100,974	0.68
Reliance Holdings USA, Inc. 6.250%, 10/19/2040		250,000	261,250	1.76
Vedanta Resources Jersey Ltd. 5.500%, 07/13/2016		100,000	95,700	0.65
			457,924	3.09
Indonesia (Cost $616,900)
Berau Capital Resources Pte Ltd. 12.500%, 07/08/2015		200,000	222,500	1.50
Berau Coal Energy Tbk PT 7.250%, 03/13/2017(2)		200,000	202,240	1.36
Bumi Investment Pte Ltd. 10.750%, 10/06/2017		100,000	101,750	0.69
GT 2005 Bonds B.V., FRN 8.000%, 07/21/2014		100,000	97,500	0.66
			623,990	4.21
Israel (Cost $413,237)
Israel Electric Corp. Ltd. 6.700%, 02/10/2017(2)		200,000	210,954	1.42
Israel Electric Corp. Ltd. 7.250%, 01/15/2019		200,000	211,244	1.43
			422,198	2.85
Jamaica (Cost $416,114)
Digicel Group Ltd. 8.875%, 01/15/2015		200,000	203,500	1.37
Digicel Group Ltd. 9.125%, 01/15/2015		100,000	101,750	0.69
Digicel Group Ltd. 10.500%, 04/15/2018		100,000	106,750	0.72
			412,000	2.78
Kazakhstan (Cost $901,846)
ATF Bank JSC 9.000%, 05/11/2016		100,000	96,625	0.65
BTA Bank JSC 10.750%, 07/01/2018(3)		200,000	36,000	0.24
BTA Bank JSC 0.000%, 06/30/2020(3)(4)		200,000	15,500	0.11
BTA Bank JSC 7.200%, 07/01/2025(3)		300,000	16,500	0.11
Kazkommertsbank JSC 8.500%, 04/16/2013		200,000	199,500	1.35
Zhaikmunai LLP 10.500%, 10/19/2015		150,000	153,000	1.03
			517,125	3.49
Kuwait (Cost $105,501)
Kuwait Projects Co. 9.375%, 07/15/2020		100,000	114,000	0.77
			114,000	0.77
Mexico (Cost $1,640,230)
BBVA Bancomer S.A. 6.750%, 09/30/2022(2)		150,000	155,250	1.05
Cemex Espana Luxembourg 9.250%, 05/12/2020		100,000	88,000	0.59
Cemex S.A.B. de C.V., FRN 5.461%, 09/30/2015		300,000	278,250	1.88
Cemex S.A.B. de C.V. 9.000%, 01/11/2018(2)		100,000	93,000	0.63
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(2)		200,000	208,000	1.40
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020(2)		100,000	104,000	0.70

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Empresas ICA S.A.B. de C.V. 8.375%, 07/24/2017(2)		150,000	$150,750	1.02
Grupo Papelero Scribe S.A. de C.V. 8.875%, 04/07/2020		100,000	80,500	0.54
Grupo Televisa S.A.B. 8.500%, 03/11/2032		100,000	145,184	0.98
RDS Ultra-Deepwater Ltd. 11.875%, 03/15/2017		100,000	112,000	0.76
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022(2)		250,000	253,750	1.71
			1,668,684	11.26
Mongolia (Cost $200,000)
Mongolian Mining Corp. 8.875%, 03/29/2017(2)		200,000	201,500	1.36
			201,500	1.36
Nigeria (Cost $398,555)
Afren PLC 11.500%, 02/01/2016(2)		200,000	217,530	1.47
Afren PLC 10.250%, 04/08/2019		200,000	212,500	1.43
			430,030	2.90
Panama (Cost $200,000)
Sable International Finance Ltd. 8.750%, 02/01/2020(2)		200,000	219,500	1.48
			219,500	1.48
Paraguay (Cost $150,000)
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016(2)		150,000	155,250	1.05
			155,250	1.05
Peru (Cost $203,394)
Corp. Azucarera del Peru S.A. 6.375%, 08/02/2022(2)(5)		100,000	102,250	0.69
Southern Copper Corp. 6.750%, 04/16/2040		100,000	115,454	0.78
			217,704	1.47
Philippines (Cost $114,536)
Petron Corp. 7.000%, 11/10/2017	PHP	5,000,000	122,443	0.83
			122,443	0.83
Poland (Cost $626,419)
Eileme 2 AB 11.625%, 01/31/2020(2)		200,000	210,000	1.42
Eileme 2 AB 11.750%, 01/31/2020	EUR	100,000	129,808	0.88
TVN Finance Corp. II AB 10.750%, 11/15/2017	EUR	200,000	264,537	1.78
			604,345	4.08
Qatar (Cost $101,059)
Nakilat, Inc. 6.267%, 12/31/2033		95,969	111,467	0.75
			111,467	0.75
Russian Federation (Cost $781,058)
CEDC Finance Corp. International, Inc. 8.875%, 12/01/2016	EUR	200,000	166,105	1.12
Evraz Group S.A. 9.500%, 04/24/2018		100,000	107,750	0.73
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021(2)		200,000	199,000	1.34
VimpelCom Holdings B.V. 7.504%, 03/01/2022		200,000	195,000	1.32
VTB Bank OJSC Via VTB Capital S.A. 6.551%, 10/13/2020		100,000	103,750	0.70
			771,605	5.21
Singapore (Cost $200,000)
MMI International Ltd. 8.000%, 03/01/2017(2)		200,000	208,000	1.40
			208,000	1.40
South Africa (Cost $977,254)
AngloGold Ashanti Holdings PLC 5.125%, 08/01/2022		200,000	205,271	1.39
Edcon Pty Ltd., FRN 3.912%, 06/15/2014	EUR	150,000	167,951	1.13

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa - (continued)
Edcon Pty Ltd. 9.500%, 03/01/2018(2)		150,000	$142,125	0.96
Foodcorp Pty Ltd. 8.750%, 03/01/2018	EUR	100,000	124,271	0.84
Sappi Papier Holding GmbH 8.375%, 06/15/2019(2)		200,000	205,000	1.38
Standard Bank PLC 8.125%, 12/02/2019		100,000	110,000	0.74
			954,618	6.44
South Korea (Cost $299,558)
Korea Gas Corp. 6.250%, 01/20/2042(2)		200,000	266,028	1.80
Shinhan Bank 6.819%, 09/20/2036		100,000	104,212	0.70
			370,240	2.50
Ukraine (Cost $401,492)
MHP S.A. 10.250%, 04/29/2015		200,000	197,750	1.33
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		200,000	174,500	1.18
			372,250	2.51
United Arab Emirates (Cost $1,008,019)
Atlantic Finance Ltd. 10.750%, 05/27/2014		100,000	109,625	0.74
Dana Gas Sukuk Ltd. 7.500%, 10/31/2012		200,000	138,000	0.93
DP World Ltd. 6.850%, 07/02/2037		100,000	106,000	0.71
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	300,000	349,743	2.36
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	200,000	276,724	1.87
			980,092	6.61
Total Debt Securities (Cost $14,928,431)			14,403,560	97.19

Total Investments (Total Cost $14,928,431)			14,403,560	97.19

Other Assets Less Liabilities			416,925	2.81

Net Assets			$14,820,485	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.
(3)	Issuer has defaulted on terms of debt obligation.
(4)	Zero coupon bond.
(5)	When Issued Security.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

At July 31, 2012, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/20/2012	Chase Manhattan Bank London	United States Dollar	256,761	British Pound	165,377	$(2,521)
08/20/2012	Barclays Wholesale GTS	United States Dollar	786,432	Euro	638,053	1,180
08/20/2012	Barclays Wholesale GTS	United States Dollar	786,111	Euro	638,055	856
08/27/2012	HSBC Bank PLC	United States Dollar	70,000	Colombian Peso	127,050,000	(829)

Total						$(1,314)

Federal Tax Information:

At July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$14,928,431

Gross tax appreciation of investments	$456,780
Gross tax depreciation of investments	(981,651)

Net tax depreciation of investments	$(524,871)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$13,966,613	$—	$13,966,613
Corporate Convertible Bonds	—	118,480	—	118,480
Financial Certificates	—	138,000	—	138,000
Index Linked Corporate Bonds	—	180,467	—	180,467

Total Investments	$—	$14,403,560	$—	$14,403,560

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,036	$—	$2,036
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(3,350)	—	(3,350)

Total Other Financial Instruments	$—	$(1,314)	$—	$(1,314)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2012 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $5,079,016)
Brazil (Fed Rep of) 8.500%, 01/05/2024	BRL	2,160,000	$1,200,322	1.77
Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/2016	BRL	440,000	511,517	0.76
Brazil Notas do Tesouro Nacional Serie B 6.000%, 08/15/2020	BRL	1,180,000	1,413,807	2.09
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2017	BRL	530,000	268,060	0.40
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	1,210,000	607,048	0.90
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	1,820,000	906,327	1.34
			4,907,081	7.26
Chile (Cost $290,426)
Chile (Rep of) 5.500%, 08/05/2020	CLP	131,000,000	296,599	0.44
			296,599	0.44
China (Cost $462,060)
Sinochem Offshore Capital Co. Ltd. 1.800%, 01/18/2014	CNH	3,000,000	459,258	0.68
			459,258	0.68
Colombia (Cost $2,453,839)
Colombia (Rep of) 12.000%, 10/22/2015	COP	1,406,000,000	981,477	1.45
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,941,000,000	1,362,632	2.02
Colombia (Rep of) 9.850%, 06/28/2027	COP	586,000,000	507,849	0.75
			2,851,958	4.22
Hungary (Cost $640,252)
Hungary (Rep of) 7.000%, 06/24/2022	HUF	148,000,000	627,244	0.93
			627,244	0.93
Malaysia (Cost $2,473,332)
Malaysia (Rep of) 4.262%, 09/15/2016	MYR	1,800,000	600,325	0.89
Malaysia (Rep of) 4.378%, 11/29/2019	MYR	2,039,000	695,866	1.03
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	2,630,000	890,814	1.32
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	400,000	139,271	0.20
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	535,000	188,003	0.28
			2,514,279	3.72
Mexico (Cost $6,572,769)
Mexican Bonos 8.000%, 06/11/2020	MXN	7,490,000	670,570	0.99
Mexican Bonos 6.500%, 06/10/2021	MXN	23,400,000	1,933,108	2.86
Mexican Bonos 10.000%, 12/05/2024	MXN	4,780,000	509,718	0.76
Mexican Bonos 7.500%, 06/03/2027	MXN	12,400,000	1,095,717	1.62
Mexican Bonos 8.500%, 05/31/2029	MXN	4,800,000	458,330	0.68
Mexican Bonos 7.750%, 05/29/2031	MXN	4,300,000	383,737	0.57
Mexican Bonos 10.000%, 11/20/2036	MXN	8,850,000	960,813	1.42
Mexican Bonos 8.500%, 11/18/2038	MXN	10,700,000	1,015,614	1.50
			7,027,607	10.40
Nigeria (Cost $535,406)
Nigeria Treasury Bill 16.085%, 03/28/2013(2)	NGN	40,000,000	226,545	0.34
Nigeria Treasury Bill 17.034%, 04/04/2013(2)	NGN	3,000,000	16,975	0.02
Nigeria Treasury Bill 16.487%, 04/11/2013(2)	NGN	27,800,000	156,691	0.23
Nigeria Treasury Bill 15.775%, 04/25/2013(2)	NGN	23,800,000	133,601	0.20
			533,812	0.79
Peru (Cost $907,089)
Peru (Rep of) 8.600%, 08/12/2017	PEN	710,000	324,205	0.48

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Peru - (continued)
Peru (Rep of) 7.840%, 08/12/2020	PEN	779,000	$358,441	0.53
Peru (Rep of) 8.200%, 08/12/2026	PEN	387,000	192,041	0.29
Peru (Rep of) 6.950%, 08/12/2031	PEN	410,000	184,734	0.27
			1,059,421	1.57
Philippines (Cost $533,762)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	15,000,000	387,392	0.57
Philippines (Rep of) 6.250%, 01/14/2036	PHP	10,000,000	271,359	0.40
			658,751	0.97
Poland (Cost $3,212,669)
Poland (Rep of) 5.250%, 10/25/2017	PLN	660,000	204,963	0.30
Poland (Rep of) 5.500%, 10/25/2019	PLN	2,350,000	742,805	1.10
Poland (Rep of) 5.250%, 10/25/2020	PLN	2,160,000	668,395	0.99
Poland (Rep of) 5.750%, 10/25/2021	PLN	1,670,000	531,964	0.79
Poland (Rep of) 5.750%, 09/23/2022	PLN	3,340,000	1,065,729	1.57
			3,213,856	4.75
Russian Federation (Cost $8,629,147)
Russian Federal Bond - OFZ 7.100%, 03/13/2014	RUB	31,970,000	1,001,574	1.48
Russian Federal Bond - OFZ 8.100%, 11/26/2014	RUB	12,100,000	383,019	0.57
Russian Federal Bond - OFZ 11.200%, 12/17/2014	RUB	12,925,000	438,414	0.65
Russian Federal Bond - OFZ 6.880%, 07/15/2015	RUB	5,150,000	158,625	0.24
Russian Federal Bond - OFZ 7.350%, 01/20/2016	RUB	12,590,000	390,129	0.58
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	20,590,000	615,345	0.91
Russian Federal Bond - OFZ 7.400%, 04/19/2017	RUB	9,090,000	280,545	0.42
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	60,240,000	1,858,255	2.75
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	42,400,000	1,306,620	1.93
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	26,870,000	825,538	1.22
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	14,000,000	428,391	0.63
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	10,750,000	333,279	0.49
			8,019,734	11.87
South Africa (Cost $7,609,850)
South Africa (Rep of) 8.250%, 09/15/2017	ZAR	5,330,000	708,181	1.05
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	11,510,000	1,516,645	2.24
South Africa (Rep of) 7.250%, 01/15/2020	ZAR	10,526,200	1,324,694	1.96
South Africa (Rep of) 6.750%, 03/31/2021	ZAR	12,260,000	1,487,785	2.20
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	2,210,000	280,548	0.42
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	9,100,000	1,402,817	2.08
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	5,400,000	600,044	0.89
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	2,720,000	272,963	0.40
			7,593,677	11.24
Thailand (Cost $2,043,515)
Thailand (Rep of) 3.625%, 05/22/2015	THB	2,500,000	80,415	0.12
Thailand (Rep of) 5.125%, 03/13/2018	THB	13,100,000	454,662	0.67
Thailand (Rep of) 3.450%, 03/08/2019	THB	2,500,000	79,984	0.12
Thailand (Rep of) 3.875%, 06/13/2019	THB	7,000,000	231,370	0.34
Thailand (Rep of) 1.200%, 07/14/2021	THB	15,000,000	491,770	0.73
Thailand (Rep of) 3.650%, 12/17/2021	THB	13,000,000	423,361	0.63
Thailand (Rep of) 5.500%, 03/13/2023	THB	2,000,000	75,049	0.11
Thailand (Rep of) 4.750%, 12/20/2024	THB	5,280,000	188,475	0.28
			2,025,086	3.00
Turkey (Cost $3,054,278)
Turkey (Rep of) 9.000%, 05/21/2014	TRY	1,267,000	999,800	1.48
Turkey (Rep of) 10.500%, 01/15/2020	TRY	1,250,000	793,805	1.17
Turkey (Rep of) 4.000%, 04/01/2020	TRY	741,000	524,170	0.78
Turkey (Rep of) 3.000%, 02/23/2022	TRY	1,500,000	846,029	1.25
			3,163,804	4.68

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Uruguay (Cost $1,493,065)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	7,200,000	$580,415	0.86
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	4,399,000	340,647	0.50
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	6,150,000	345,758	0.51
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	1,970,000	142,131	0.21
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	1,800,000	82,412	0.12
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	700,000	80,479	0.12
			1,571,842	2.32
Total Debt Securities (Cost $45,990,475)			46,524,009	68.84

Short-Term Investments
Landesbank Hessen-Thueringen, Time Deposit 0.160%, 08/01/2012		4,000,000	4,000,000	5.92
Landesbank Hessen-Thueringen, Time Deposit 0.160%, 08/02/2012		4,000,000	4,000,000	5.91
Total Short-Term Investments (Cost $8,000,000)			8,000,000	11.83

Fully Funded Total Return Swaps

India (Cost $658,849)
India (Rep of), Issued by Credit Suisse Europe 8.790%, 11/08/2021	INR	11,000,000	204,066	0.30
India (Rep of), Issued by HSBC, 7.830%, 04/11/2018	INR	15,440,000	273,349	0.41
India (Rep of), Issued by HSBC 7.490%, 04/16/2017	INR	4,960,000	87,252	0.13
			564,667	0.84
Indonesia (Cost $5,072,047)
Indonesia (Rep of), Issued by Barclays, 9.500%, 07/15/2031	IDR	2,932,000,000	410,954	0.61
Indonesia (Rep of), Issued by Credit Suisse, 9.500%, 06/15/2015	IDR	1,500,000,000	176,304	0.26
Indonesia (Rep of), Issued by Credit Suisse, 8.375%, 09/15/2026	IDR	2,100,000,000	265,227	0.39
Indonesia (Rep of), Issued by Deutsche Bank, 9.500%, 07/15/2031	IDR	2,350,000,000	329,380	0.49
Indonesia (Rep of), Issued by Deutsche Bank, 12.800%, 06/15/2021	IDR	6,452,000,000	1,012,372	1.50
Indonesia (Rep of), Issued by Deutsche Bank, 9.500%, 07/15/2031	IDR	1,500,000,000	210,242	0.31
Indonesia (Rep of), Issued by HSBC, 11.000%, 11/15/2020	IDR	3,100,000,000	439,570	0.65
Indonesia (Rep of), Issued by HSBC, 10.500%, 08/15/2030	IDR	2,180,000,000	327,916	0.49
Indonesia (Rep of), Issued by HSBC 9.500%, 07/15/2031	IDR	5,200,000,000	658,254	0.97
Indonesia (Rep of), Issued by Standard Chartered, 11.500%, 09/15/2019	IDR	7,936,000,000	1,121,876	1.66
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 09/15/2026	IDR	2,100,000,000	265,227	0.39

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Indonesia (Rep of), Issued by Standard Chartered, 9.500%, 07/15/2031	IDR	1,700,000,000	$238,274	0.35
			5,455,596	8.07
Total Fully Funded Total Return Swaps (Cost $5,730,896)			6,020,263	8.91

Total Investments (Total Cost $59,721,371)			60,544,272	89.58

Other Assets Less Liabilities			7,039,095	10.42

Net Assets			$67,583,367	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

At July 31, 2012, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2012	Banco Santander New York	Brazilian Real	724,055	United States Dollar	358,000	$(4,665)
08/02/2012	Barclays Wholesale GTS	Brazilian Real	390,001	United States Dollar	204,296	(13,978)
08/02/2012	HSBC	Brazilian Real	940,000	United States Dollar	464,542	(5,826)
08/02/2012	HSBC	Brazilian Real	390,001	United States Dollar	203,954	(13,635)
08/02/2012	Banco Santander New York	United States Dollar	1,330,000	Brazilian Real	2,714,929	5,128
08/02/2012	Banco Santander New York	United States Dollar	330,000	Brazilian Real	673,959	1,112
08/03/2012	Barclays Wholesale GTS	Indian Rupee	36,834,600	United States Dollar	660,000	1,744
08/03/2012	Barclays Wholesale GTS	Indian Rupee	37,672,000	United States Dollar	680,000	(3,212)
08/03/2012	Chase Manhattan Bank London	Indian Rupee	36,570,600	United States Dollar	660,000	(2,999)
08/03/2012	Chase Manhattan Bank London	United States Dollar	1,320,000	Indian Rupee	72,745,200	13,112
08/03/2012	Chase Manhattan Bank London	United States Dollar	681,821	Indian Rupee	38,332,000	(6,823)
08/10/2012	Citibank London	Chinese Yuan Renminbi	8,788,970	United States Dollar	1,390,000	(8,673)
08/10/2012	Bank of America Los Angeles	United States Dollar	110,000	Chinese Yuan Renminbi	697,620	358
08/13/2012	Citibank London	Colombian Peso	540,480,000	United States Dollar	302,451	(995)
08/13/2012	Bank of America Los Angeles	Indonesian Rupiah	186,618,318	United States Dollar	19,533	145
08/13/2012	Barclays Wholesale GTS	Indonesian Rupiah	94,830,000	United States Dollar	10,000	(1)
08/13/2012	Citibank London	Philippine Peso	29,787,300	United States Dollar	690,000	23,364
08/13/2012	Citibank London	United States Dollar	476,609	Colombian Peso	860,160,000	(3,150)
08/13/2012	HSBC	United States Dollar	649,481	Indonesian Rupiah	6,157,793,200	172
08/13/2012	Chase Manhattan Bank London	United States Dollar	290,067	Philippine Peso	12,303,188	(4,577)
08/21/2012	Standard Chartered London	Thai Baht	43,479,584	United States Dollar	1,403,473	(23,648)
08/21/2012	Citibank London	United States Dollar	1,075,126	Thai Baht	34,245,984	(11,671)
08/21/2012	Standard Chartered London	United States Dollar	290,000	Thai Baht	9,233,600	(3,028)
08/24/2012	Bank of America Los Angeles	Colombian Peso	73,380,000	United States Dollar	40,697	216
08/24/2012	Chase Manhattan Bank London	Colombian Peso	744,000,000	United States Dollar	415,468	(654)
08/24/2012	Barclays Wholesale GTS	Indian Rupee	73,735,200	United States Dollar	1,320,000	(1,277)
08/24/2012	Chase Manhattan Bank London	Korean Won	1,591,661,501	United States Dollar	1,396,562	10,951
08/24/2012	Banco Santander New York	Mexican Peso	18,952,025	United States Dollar	1,374,730	46,884
08/24/2012	Deutsche Bank London	Mexican Peso	13,700,000	United States Dollar	1,030,695	(3,042)
08/24/2012	Citibank London	Peruvian Neuevo Sol	720,476	United States Dollar	274,154	(458)
08/24/2012	Standard Chartered London	United States Dollar	155,460	Chilean Peso	76,564,255	(3,377)
08/24/2012	Bank of America Los Angeles	United States Dollar	477,933	Colombian Peso	860,160,000	(1,646)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/24/2012	Chase Manhattan Bank London	United States Dollar	657,629	Indian Rupee	37,110,000	$(6,068)
08/24/2012	Standard Chartered London	United States Dollar	587,638	Indian Rupee	32,372,962	8,661
08/24/2012	Standard Chartered London	United States Dollar	40,000	Korean Won	45,090,000	127
08/24/2012	Bank of America Los Angeles	United States Dollar	1,656,000	Mexican Peso	22,405,680	(24,677)
08/24/2012	Barclays Wholesale GTS	United States Dollar	174,000	Mexican Peso	2,311,851	585
08/27/2012	Deutsche Bank London	United States Dollar	142,000	Colombian Peso	255,742,000	(573)
08/27/2012	Deutsche Bank London	United States Dollar	1,150,000	Colombian Peso	2,079,602,500	(9,353)
08/28/2012	Standard Chartered London	Colombian Peso	1,239,930,000	United States Dollar	690,000	1,222
08/28/2012	Barclays Wholesale GTS	Malaysian Ringgit	699,776	United States Dollar	220,000	3,096
08/28/2012	Deutsche Bank London	United States Dollar	320,342	Colombian Peso	574,694,400	(32)
08/30/2012	Standard Chartered London	United States Dollar	1,700,000	Taiwan Dollar	51,216,750	(7,908)
08/31/2012	HSBC	Hungarian Forint	335,792,336	United States Dollar	1,449,724	9,616
08/31/2012	Standard Chartered London	Hungarian Forint	16,062,200	United States Dollar	70,000	(194)
08/31/2012	Barclays Wholesale GTS	Polish Zloty	11,490,047	United States Dollar	3,419,348	6,010
08/31/2012	Barclays Wholesale GTS	Polish Zloty	1,309,386	United States Dollar	390,000	348
08/31/2012	Morgan Stanley & Co. International	Polish Zloty	2,431,750	United States Dollar	710,000	14,942
08/31/2012	Deutsche Bank London	South African Rand	7,402,815	United States Dollar	900,000	(9,632)
08/31/2012	HSBC	South African Rand	9,722,975	United States Dollar	1,181,406	(11,983)
08/31/2012	Barclays Wholesale GTS	Turkish Lira	414,281	United States Dollar	230,000	(465)
08/31/2012	Citibank London	Turkish Lira	1,092,106	United States Dollar	600,553	4,536
08/31/2012	HSBC	Turkish Lira	2,184,212	United States Dollar	1,202,859	7,319
08/31/2012	HSBC	Turkish Lira	1,708,980	United States Dollar	947,036	(163)
08/31/2012	Standard Chartered London	Turkish Lira	1,092,106	United States Dollar	600,256	4,833
08/31/2012	Chase Manhattan Bank London	United States Dollar	1,190,886	Czech Koruna	24,655,977	(6,944)
08/31/2012	Chase Manhattan Bank London	United States Dollar	1,193,389	Hungarian Forint	281,645,663	(30,632)
08/31/2012	Bank of America Los Angeles	United States Dollar	1,019,243	Polish Zloty	3,526,172	(31,963)
08/31/2012	Bank of America Los Angeles	United States Dollar	1,025,248	South African Rand	8,524,527	(33)
09/04/2012	Citibank London	Russian Rouble	3,373,500	United States Dollar	100,000	4,019
09/04/2012	Deutsche Bank London	Russian Rouble	11,717,436	United States Dollar	348,464	12,834
09/04/2012	HSBC	Russian Rouble	55,209,143	United States Dollar	1,610,000	92,331
09/04/2012	Standard Chartered London	Russian Rouble	27,504,810	United States Dollar	850,000	(1,911)
09/04/2012	Bank of America Los Angeles	United States Dollar	435,555	Russian Rouble	14,154,221	(880)
09/04/2012	Barclays Wholesale GTS	United States Dollar	470,466	Russian Rouble	15,470,350	(6,550)
09/04/2012	Standard Chartered London	United States Dollar	207,645	Russian Rouble	6,852,300	(3,640)
09/05/2012	Barclays Wholesale GTS	Brazilian Real	102,760	United States Dollar	50,000	(239)
09/05/2012	Chase Manhattan Bank London	Brazilian Real	1,132,481	United States Dollar	546,327	2,073
09/13/2012	Chase Manhattan Bank London	Philippine Peso	27,188,250	United States Dollar	651,528	(969)
09/18/2012	Morgan Stanley & Co. International	Malaysian Ringgit	6,370,000	United States Dollar	1,987,209	41,004
09/21/2012	Chase Manhattan Bank London	Mexican Peso	12,334,960	United States Dollar	923,531	(713)
09/21/2012	Deutsche Bank London	Peruvian Neuevo Sol	720,477	United States Dollar	273,519	(377)
09/21/2012	Citibank London	Thai Baht	78,387,087	United States Dollar	2,475,903	7,432
09/21/2012	Citibank London	United States Dollar	9,375	Thai Baht	299,124	(101)
09/21/2012	Standard Chartered London	United States Dollar	50,000	Thai Baht	1,594,750	(522)
09/26/2012	HSBC	Russian Rouble	21,798,967	United States Dollar	637,397	32,550
09/26/2012	Deutsche Bank London	United States Dollar	1,690,616	Russian Rouble	54,562,093	13,762
09/26/2012	HSBC	United States Dollar	615,923	Russian Rouble	18,740,686	39,966
09/28/2012	Morgan Stanley & Co. International	Hungarian Forint	335,792,336	United States Dollar	1,445,823	8,180
09/28/2012	Chase Manhattan Bank London	Polish Zloty	4,533,336	United States Dollar	1,318,156	29,270
09/28/2012	Standard Chartered London	United States Dollar	1,030,229	South African Rand	8,524,527	8,521
10/02/2012	Barclays Wholesale GTS	Brazilian Real	241,669	United States Dollar	114,562	2,062
10/02/2012	Chase Manhattan Bank London	Brazilian Real	240,000	United States Dollar	113,955	1,864
10/02/2012	HSBC	Brazilian Real	240,000	United States Dollar	113,836	1,983
10/02/2012	Barclays Wholesale GTS	Indonesian Rupiah	1,421,250,000	United States Dollar	150,000	(1,123)
10/18/2012	Citibank London	Malaysian Ringgit	5,657,343	United States Dollar	1,770,576	27,305
10/18/2012	Barclays Wholesale GTS	Thai Baht	4,741,050	United States Dollar	150,000	(35)
10/18/2012	Morgan Stanley & Co. International	Thai Baht	11,250,000	United States Dollar	354,610	1,240
10/25/2012	Chase Manhattan Bank London	Malaysian Ringgit	6,072,200	United States Dollar	1,940,000	(11,167)
11/05/2012	Barclays Wholesale GTS	United States Dollar	460,085	Brazilian Real	944,831	6,656

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/05/2012	HSBC	United States Dollar	457,644	Brazilian Real	940,000	$6,533
11/13/2012	Barclays Wholesale GTS	Chinese Yuan Renminbi	8,801,480	United States Dollar	1,390,000	(6,707)
04/15/2013	HSBC	Chinese Offshore Yuan	7,273,810	United States Dollar	1,130,000	(1,722)
04/15/2013	HSBC	Chinese Offshore Yuan	4,280,295	United States Dollar	670,000	(6,062)
04/15/2013	HSBC	Chinese Offshore Yuan	4,273,930	United States Dollar	670,000	(7,049)
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	8,562,600	United States Dollar	1,340,000	(12,630)
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	4,780,030	United States Dollar	740,000	(926)
04/13/2015	HSBC	United States Dollar	670,000	Chinese Offshore Yuan	4,330,210	16,408
04/13/2015	HSBC	United States Dollar	670,000	Chinese Offshore Yuan	4,343,945	14,335
04/13/2015	HSBC	United States Dollar	1,130,000	Chinese Offshore Yuan	7,413,591	11,009
05/04/2015	Standard Chartered London	United States Dollar	1,340,000	Chinese Offshore Yuan	8,720,720	24,652
07/17/2015	Standard Chartered London	United States Dollar	740,000	Chinese Offshore Yuan	4,905,830	1,912

Total						$251,104

At July 31, 2012, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/ (Loss)	Counterparty
Brazil CETIP Interbank Deposit Rate	9.644%	BRL	7,163,314	01/02/2017	$124,365	HSBC
Singapore Offer Rate Fixing 6 Month	2.760%	SGD	660,000	06/14/2032	24,570	Barclays Capital
1.820%	Singapore Offer Rate Fixing 6 Month	SGD	1,140,000	06/14/2022	(15,271)	Barclays Capital
Mexico Interbank TIIE 28 Day Rate	6.515%	MXN	48,000,000	07/01/2016	220,196	Barclays Capital

					$353,860

Federal Tax Information:

At July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$59,733,058

Gross tax appreciation of investments	$1,964,588
Gross tax depreciation of investments	(1,153,374)

Net tax appreciation of investments	$811,214

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$897,672	$—	$897,672
Government Bonds	—	40,276,322	—	40,276,322
Index Linked Government Bonds	—	5,350,015	—	5,350,015
Fully Funded Total Return Swaps	—	6,020,263	—	6,020,263
Short-Term Investments	—	8,000,000	—	8,000,000

Total Investments	$—	$60,544,272	$—	$60,544,272

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$572,382	$—	$572,382
Interest Rate Swap Contracts	—	369,131	—	369,131
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(321,278)	—	(321,278)
Interest Rate Swap Contracts		(15,271)		(15,271)

Total Other Financial Instruments	$—	$604,964	$—	$604,964

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2012 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Nigeria (Cost $542,937)
Nigeria Treasury Bill 16.085%, 03/28/2013(2)	NGN	50,000,000	$283,181	0.41
Nigeria Treasury Bill 15.760%, 04/11/2013(2)	NGN	15,200,000	85,672	0.13
Nigeria Treasury Bill 15.770%, 04/25/2013(2)	NGN	30,800,000	172,896	0.25
			541,749	0.79
Turkey (Cost $495,871)
Turkey (Rep of) 9.200%, 11/07/2012(2)	TRY	793,100	432,762	0.63
			432,762	0.63
Total Debt Securities (Cost $1,038,808)			974,511	1.42

Short-Term Investments
ABN Amro Bank Jersey, Time Deposit 0.200%, 08/07/2012		8,000,000	8,000,000	11.64
Landesbank-Hessen Thueringen, Time Deposit 0.160%, 08/01/2012		10,000,000	10,000,000	14.54
Landesbank-Hessen Thueringen, Time Deposit 0.160%, 08/02/2012		10,000,000	10,000,000	14.54
National Bank of Abu Dhabi, Time Deposit 0.120%, 08/03/2012		8,000,000	8,000,000	11.63
Qatar National Bank, Time Deposit 0.100%, 08/06/2012		8,000,000	8,000,000	11.64
Riyad Bank London, Time Deposit 0.150%, 08/02/2012		8,000,000	8,000,000	11.63
Riyad Bank London, Time Deposit 0.150%, 08/09/2012		8,000,000	8,000,000	11.64
UBS A.G. - London, Certificate Deposit 0.000%, 08/31/2012		5,000,000	4,999,768	7.27
UBS London - Insight, Time Deposit 0.080%, 08/13/2012		10,000,000	10,000,000	14.54
Total Short-Term Investments (Cost $74,997,920)			74,999,768	109.07

Total Investments (Total Cost $76,036,728)			75,974,279	110.49

Liabilities Less Other Assets			(7,210,910)	(10.49)

Net Assets			$68,763,369	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

At July 31, 2012, the Ashmore Emerging Markets Local Currency Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2012	Banco Santander New York	Brazilian Real	744,280	United States Dollar	368,000	$(4,795)
08/02/2012	Barclays Wholesale GTS	Brazilian Real	878,060	United States Dollar	430,000	(1,511)
08/02/2012	HSBC	Brazilian Real	1,580,000	United States Dollar	780,825	(9,793)
08/02/2012	Banco Santander New York	United States Dollar	1,320,000	Brazilian Real	2,694,516	5,089
08/02/2012	Banco Santander New York	United States Dollar	336,000	Brazilian Real	686,213	1,131
08/02/2012	Barclays Wholesale GTS	United States Dollar	368,727	Brazilian Real	703,900	25,227
08/02/2012	HSBC	United States Dollar	368,109	Brazilian Real	703,898	24,610
08/03/2012	Barclays Wholesale GTS	Chinese Yuan Renminbi	17,429,400	United States Dollar	2,760,000	(20,691)
08/03/2012	Union Bank of Switzerland - London	Chinese Yuan Renminbi	7,859,740	United States Dollar	1,240,000	(4,716)
08/03/2012	Barclays Wholesale GTS	Indian Rupee	33,486,000	United States Dollar	600,000	1,585
08/03/2012	Barclays Wholesale GTS	Indian Rupee	39,888,000	United States Dollar	720,000	(3,401)
08/03/2012	Chase Manhattan Bank London	Indian Rupee	33,246,000	United States Dollar	600,000	(2,727)
08/03/2012	Union Bank of Switzerland - London	Indian Rupee	35,298,900	United States Dollar	630,000	4,154
08/03/2012	Union Bank of Switzerland - London	United States Dollar	3,991,972	Chinese Yuan Renminbi	25,289,140	17,379
08/03/2012	Chase Manhattan Bank London	United States Dollar	1,200,000	Indian Rupee	66,132,000	11,920
08/03/2012	Chase Manhattan Bank London	United States Dollar	1,348,042	Indian Rupee	75,786,900	(13,491)
08/10/2012	Citibank London	Chinese Yuan Renminbi	7,966,980	United States Dollar	1,260,000	(7,862)
08/10/2012	Bank of America Los Angeles	United States Dollar	240,000	Chinese Yuan Renminbi	1,522,080	781
08/13/2012	Citibank London	Colombian Peso	503,280,000	United States Dollar	281,634	(927)
08/13/2012	Union Bank of Switzerland - London	Colombian Peso	414,000,000	United States Dollar	230,000	911
08/13/2012	Bank of America Los Angeles	Indonesian Rupiah	1,196,650,000	United States Dollar	125,251	930
08/13/2012	Barclays Wholesale GTS	Indonesian Rupiah	474,150,000	United States Dollar	50,000	(3)
08/13/2012	Chase Manhattan Bank London	Philippine Peso	45,160,093	United States Dollar	1,064,720	16,801
08/13/2012	Citibank London	Philippine Peso	26,333,700	United States Dollar	610,000	20,655
08/13/2012	Morgan Stanley & Co. International	Philippine Peso	18,517,400	United States Dollar	440,000	3,466
08/13/2012	Bank of America Los Angeles	United States Dollar	155,024	Colombian Peso	277,764,500	99
08/13/2012	Citibank London	United States Dollar	159,000	Colombian Peso	286,041,000	(541)
08/13/2012	Citibank London	United States Dollar	650,373	Colombian Peso	1,173,760,000	(4,299)
08/21/2012	Standard Chartered London	Thai Baht	19,583,494	United States Dollar	632,133	(10,651)
08/21/2012	Citibank London	United States Dollar	284,943	Thai Baht	9,076,294	(3,093)
08/21/2012	Union Bank of Switzerland - London	United States Dollar	330,000	Thai Baht	10,507,200	(3,446)
08/24/2012	Union Bank of Switzerland - London	Chilean Peso	662,757,517	United States Dollar	1,345,701	29,230
08/24/2012	Bank of America Los Angeles	Colombian Peso	2,568,620,400	United States Dollar	1,424,558	7,566
08/24/2012	Chase Manhattan Bank London	Colombian Peso	692,000,000	United States Dollar	386,430	(608)
08/24/2012	Barclays Wholesale GTS	Indian Rupee	79,879,800	United States Dollar	1,430,000	(1,383)
08/24/2012	Morgan Stanley & Co. International	Indian Rupee	30,110,400	United States Dollar	540,000	(1,488)
08/24/2012	Union Bank of Switzerland - London	Indian Rupee	168,482,216	United States Dollar	3,058,309	(45,074)
08/24/2012	Chase Manhattan Bank London	Korean Won	1,422,082,215	United States Dollar	1,247,769	9,784
08/24/2012	Morgan Stanley & Co. International	Korean Won	321,162,800	United States Dollar	280,000	4,006
08/24/2012	Banco Santander New York	Mexican Peso	38,840,024	United States Dollar	2,817,353	96,085
08/24/2012	Citibank London	Peruvian Neuevo Sol	1,202,007	United States Dollar	457,385	(764)
08/24/2012	Barclays Wholesale GTS	United States Dollar	147,000	Chilean Peso	71,045,100	(387)
08/24/2012	Bank of America Los Angeles	United States Dollar	652,179	Colombian Peso	1,173,760,000	(2,246)
08/24/2012	Chase Manhattan Bank London	United States Dollar	93,658	Indian Rupee	5,285,100	(864)
08/24/2012	Union Bank of Switzerland - London	United States Dollar	80,000	Korean Won	90,180,000	253
08/24/2012	Bank of America Los Angeles	United States Dollar	1,856,000	Mexican Peso	25,111,680	(27,658)
08/24/2012	Barclays Wholesale GTS	United States Dollar	119,000	Mexican Peso	1,581,094	400
08/24/2012	Deutsche Bank London	United States Dollar	104,000	Peruvian Neuevo Sol	273,988	(83)
08/27/2012	Deutsche Bank London	United States Dollar	201,000	Colombian Peso	362,001,000	(811)
08/27/2012	Deutsche Bank London	United States Dollar	940,000	Colombian Peso	1,699,849,000	(7,645)
08/28/2012	Union Bank of Switzerland - London	Colombian Peso	1,203,990,000	United States Dollar	670,000	1,187
08/28/2012	Barclays Wholesale GTS	Malaysian Ringgit	381,696	United States Dollar	120,000	1,689
08/28/2012	HSBC	Malaysian Ringgit	1,381,295	United States Dollar	451,625	(11,253)
08/28/2012	Union Bank of Switzerland - London	Malaysian Ringgit	1,021,504	United States Dollar	320,000	5,667
08/28/2012	Deutsche Bank London	United States Dollar	217,484	Colombian Peso	390,166,800	(22)
08/30/2012	Bank of America Los Angeles	Taiwan Dollar	15,574,000	United States Dollar	520,000	(659)

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/ (Loss)
08/30/2012	Barclays Wholesale GTS	Taiwan Dollar	12,558,000	United States Dollar	420,000	$(1,233)
08/30/2012	Citibank London	Taiwan Dollar	11,924,000	United States Dollar	400,000	(2,374)
08/30/2012	Deutsche Bank London	Taiwan Dollar	67,117,643	United States Dollar	2,254,161	(16,011)
08/30/2012	Standard Chartered London	United States Dollar	1,720,000	Taiwan Dollar	51,819,300	(8,001)
08/31/2012	Chase Manhattan Bank London	Czech Koruna	48,729,602	United States Dollar	2,353,644	13,725
08/31/2012	HSBC	Hungarian Forint	203,923,615	United States Dollar	880,404	5,840
08/31/2012	Citibank London	Israeili Shekel	5,781,451	United States Dollar	1,415,045	33,879
08/31/2012	Morgan Stanley & Co. International	Polish Zloty	2,329,000	United States Dollar	680,000	14,310
08/31/2012	ING Bank - Amsterdam	Romanian Leu	4,805,349	United States Dollar	1,335,376	(50,343)
08/31/2012	Bank of America Los Angeles	Singapore Dollar	3,403,752	United States Dollar	2,685,936	49,302
08/31/2012	Bank of America Los Angeles	South African Rand	9,579,683	United States Dollar	1,152,152	37
08/31/2012	Deutsche Bank London	South African Rand	7,238,308	United States Dollar	880,000	(9,418)
08/31/2012	Citibank London	Turkish Lira	1,848,328	United States Dollar	1,016,402	7,677
08/31/2012	HSBC	Turkish Lira	3,696,655	United States Dollar	2,035,771	12,387
08/31/2012	Union Bank of Switzerland - London	Turkish Lira	1,848,328	United States Dollar	1,015,900	8,180
08/31/2012	Goldman Sachs International Ltd. - London	United States Dollar	320,000	Czech Koruna	6,564,608	1,080
08/31/2012	Chase Manhattan Bank London	United States Dollar	807,002	Hungarian Forint	190,456,597	(20,714)
08/31/2012	Union Bank of Switzerland - London	United States Dollar	340,000	Hungarian Forint	78,016,400	944
08/31/2012	Morgan Stanley & Co. International	United States Dollar	60,000	Israeili Shekel	239,608	(50)
08/31/2012	Bank of America Los Angeles	United States Dollar	2,706,842	Polish Zloty	9,364,592	(84,885)
08/31/2012	Barclays Wholesale GTS	United States Dollar	500,000	Polish Zloty	1,678,700	(446)
08/31/2012	Barclays Wholesale GTS	United States Dollar	80,000	Romanian Leu	299,168	(3)
08/31/2012	Bank of America Los Angeles	United States Dollar	260,000	Singapore Dollar	323,492	43
08/31/2012	Chase Manhattan Bank London	United States Dollar	110,000	Singapore Dollar	139,711	(2,271)
08/31/2012	Barclays Wholesale GTS	United States Dollar	580,000	Turkish Lira	1,044,708	1,172
09/04/2012	Citibank London	Russian Rouble	25,301,250	United States Dollar	750,000	30,144
09/04/2012	Deutsche Bank London	Russian Rouble	23,129,680	United States Dollar	687,851	25,334
09/04/2012	HSBC	Russian Rouble	51,780,003	United States Dollar	1,510,000	86,596
09/04/2012	Union Bank of Switzerland - London	Russian Rouble	43,360,524	United States Dollar	1,340,000	(3,012)
09/04/2012	Union Bank of Switzerland - London	United States Dollar	138,430	Russian Rouble	4,568,200	(2,427)
09/05/2012	Barclays Wholesale GTS	Brazilian Real	187,023	United States Dollar	91,000	(435)
09/05/2012	Chase Manhattan Bank London	Brazilian Real	709,207	United States Dollar	342,133	1,298
09/13/2012	Chase Manhattan Bank London	Philippine Peso	22,471,250	United States Dollar	538,491	(801)
09/13/2012	Union Bank of Switzerland - London	United States Dollar	150,000	Philippine Peso	6,259,500	223
09/18/2012	Morgan Stanley & Co. International	Malaysian Ringgit	1,720,000	United States Dollar	536,578	11,072
09/20/2012	Union Bank of Switzerland - London	Chinese Yuan Renminbi	25,289,140	United States Dollar	3,980,661	(6,069)
09/21/2012	Chase Manhattan Bank London	Mexican Peso	95,653,659	United States Dollar	7,161,688	(5,526)
09/21/2012	Deutsche Bank London	Peruvian Neuevo Sol	1,202,007	United States Dollar	456,326	(629)
09/21/2012	Citibank London	Thai Baht	38,369,248	United States Dollar	1,211,916	3,638
09/21/2012	Union Bank of Switzerland - London	Thai Baht	3,189,500	United States Dollar	100,000	1,045
09/21/2012	Citibank London	United States Dollar	1,359	Thai Baht	43,351	(15)
09/26/2012	Deutsche Bank London	Russian Rouble	103,937,101	United States Dollar	3,220,509	(26,216)
09/26/2012	HSBC	Russian Rouble	884,632	United States Dollar	25,866	1,321
09/28/2012	Morgan Stanley & Co. International	Hungarian Forint	203,923,615	United States Dollar	878,035	4,968
09/28/2012	Chase Manhattan Bank London	Polish Zloty	28,543,915	United States Dollar	8,299,701	184,300
09/28/2012	HSBC	Romanian Leu	629,282	United States Dollar	164,025	4,824
09/28/2012	Standard Chartered London	Singapore Dollar	4,980,895	United States Dollar	3,939,024	63,763
09/28/2012	Union Bank of Switzerland - London	South African Rand	9,579,683	United States Dollar	1,157,750	(9,576)
10/02/2012	Barclays Wholesale GTS	Brazilian Real	1,507,578	United States Dollar	714,661	12,866
10/02/2012	Chase Manhattan Bank London	Brazilian Real	1,490,000	United States Dollar	707,469	11,575
10/02/2012	HSBC	Brazilian Real	1,490,000	United States Dollar	706,731	12,314
10/02/2012	Barclays Wholesale GTS	Indonesian Rupiah	2,747,750,000	United States Dollar	290,000	(2,170)
10/18/2012	Citibank London	Malaysian Ringgit	1,525,288	United States Dollar	477,369	7,362
10/18/2012	Barclays Wholesale GTS	Thai Baht	10,746,380	United States Dollar	340,000	(80)
10/18/2012	Morgan Stanley & Co. International	Thai Baht	33,570,000	United States Dollar	1,058,156	3,700
10/25/2012	Chase Manhattan Bank London	Malaysian Ringgit	7,042,500	United States Dollar	2,250,000	(12,952)
11/05/2012	Barclays Wholesale GTS	United States Dollar	772,393	Brazilian Real	1,586,187	11,174
11/05/2012	HSBC	United States Dollar	769,231	Brazilian Real	1,580,000	10,980
11/13/2012	Bank of America Los Angeles	Chinese Yuan Renminbi	4,028,535	United States Dollar	630,000	3,149

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/13/2012	Bank of America Los Angeles	Chinese Yuan Renminbi	6,422,590	United States Dollar	1,010,000	(587)
11/13/2012	Barclays Wholesale GTS	Chinese Yuan Renminbi	7,978,320	United States Dollar	1,260,000	(6,080)
11/13/2012	Citibank London	Chinese Yuan Renminbi	3,694,890	United States Dollar	580,000	711
04/15/2013	HSBC	Chinese Offshore Yuan	6,758,850	United States Dollar	1,050,000	(1,600)
04/15/2013	HSBC	Chinese Offshore Yuan	3,769,215	United States Dollar	590,000	(5,338)
04/15/2013	HSBC	Chinese Offshore Yuan	3,763,610	United States Dollar	590,000	(6,207)
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	7,476,300	United States Dollar	1,170,000	(11,028)
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	8,332,755	United States Dollar	1,290,000	(1,615)
04/13/2015	HSBC	United States Dollar	590,000	Chinese Offshore Yuan	3,813,170	14,449
04/13/2015	HSBC	United States Dollar	590,000	Chinese Offshore Yuan	3,825,265	12,623
04/13/2015	HSBC	United States Dollar	1,050,000	Chinese Offshore Yuan	6,888,735	10,230
05/04/2015	Standard Chartered London	United States Dollar	1,170,000	Chinese Offshore Yuan	7,614,360	21,524
07/17/2015	Standard Chartered London	United States Dollar	1,290,000	Chinese Offshore Yuan	8,552,055	3,332

Total						$502,692

Federal Tax Information:

At July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$76,036,728

Gross tax appreciation of investments	$4,197
Gross tax depreciation of investments	(66,646)

Net tax depreciation of investments	$(62,449)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS LOCAL CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Government Bonds	$—	$974,511	$—	$974,511
Short-Term Investments	—	74,999,768	—	74,999,768

Total Investments	$—	$75,974,279	$—	$75,974,279

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$993,696	$—	$993,696
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(491,004)	—	(491,004)

Total Other Financial Instruments	$—	$502,692	$—	$502,692

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2012 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $591,195)
Argentina (Rep of) 8.750%, 06/02/2017		95,000	$85,500	0.26
Argentina (Rep of) 8.280%, 12/31/2033		135,055	89,812	0.27
Argentina (Rep of) 8.280%, 12/31/2033		133,029	85,471	0.25
Argentina Boden Bonds, FRN 0.785%, 08/03/2012		1,450,000	178,119	0.53
Argentina Boden Bonds 7.000%, 10/03/2015		125,000	101,585	0.30
			540,487	1.61
Belarus (Cost $449,540)
Belarus (Rep of) 8.750%, 08/03/2015		200,000	196,000	0.58
Belarus (Rep of) 8.950%, 01/26/2018		300,000	284,250	0.85
			480,250	1.43
Brazil (Cost $2,132,044)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		140,000	169,400	0.50
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		100,000	115,000	0.34
Brazil (Fed Rep of) 6.000%, 01/17/2017		100,000	119,050	0.35
Brazil (Fed Rep of) 5.875%, 01/15/2019		100,000	123,550	0.37
Brazil (Fed Rep of) 4.875%, 01/22/2021		290,000	348,000	1.03
Brazil (Fed Rep of) 8.875%, 04/15/2024		70,000	112,700	0.34
Brazil (Fed Rep of) 10.125%, 05/15/2027		140,000	248,500	0.74
Brazil (Fed Rep of) 8.250%, 01/20/2034		200,000	335,400	1.00
Brazil (Fed Rep of) 7.125%, 01/20/2037		275,000	423,500	1.26
Brazil (Fed Rep of) 5.625%, 01/07/2041		320,000	417,600	1.24
			2,412,700	7.17
Chile (Cost $417,915)
Banco del Estado de Chile 4.125%, 10/07/2020		110,000	117,511	0.35
Chile (Rep of) 3.250%, 09/14/2021		100,000	107,750	0.32
Empresa Nacional del Petroleo 5.250%, 08/10/2020		200,000	220,029	0.65
			445,290	1.32
China (Cost $336,464)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		330,000	340,570	1.01
			340,570	1.01
Colombia (Cost $1,418,851)
Colombia (Rep of) 7.375%, 01/27/2017		110,000	137,225	0.41
Colombia (Rep of) 7.375%, 03/18/2019		260,000	345,800	1.03
Colombia (Rep of) 11.750%, 02/25/2020		90,000	147,600	0.44
Colombia (Rep of) 4.375%, 07/12/2021		200,000	231,000	0.69
Colombia (Rep of) 8.125%, 05/21/2024		120,000	179,100	0.53
Colombia (Rep of) 7.375%, 09/18/2037		100,000	156,250	0.46
Colombia (Rep of) 6.125%, 01/18/2041		300,000	414,750	1.23
			1,611,725	4.79
Croatia (Cost $575,310)
Croatia (Rep of) 6.250%, 04/27/2017		200,000	206,760	0.61
Croatia (Rep of) 6.750%, 11/05/2019		100,000	105,000	0.31
Croatia (Rep of) 6.625%, 07/14/2020		280,000	288,400	0.86
			600,160	1.78
Dominican Republic (Cost $211,077)
Dominican (Rep of) 7.500%, 05/06/2021		200,000	217,700	0.65
			217,700	0.65

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ecuador (Cost $100,000)
Ecuador (Rep of) 9.375%, 12/15/2015		100,000	$100,250	0.30
			100,250	0.30
Egypt (Cost $339,228)
Egypt (Rep of) 5.750%, 04/29/2020		140,000	134,400	0.40
Egypt (Rep of) 6.875%, 04/30/2040		100,000	86,000	0.26
Nile Finance Ltd. 5.250%, 08/05/2015		100,000	95,000	0.28
			315,400	0.94
El Salvador (Cost $372,785)
El Salvador (Rep of) 7.375%, 12/01/2019		100,000	112,400	0.34
El Salvador (Rep of) 8.250%, 04/10/2032		100,000	115,000	0.34
El Salvador (Rep of) 7.650%, 06/15/2035		150,000	162,000	0.48
			389,400	1.16
Ghana (Cost $109,363)
Ghana (Rep of) 8.500%, 10/04/2017		100,000	112,000	0.33
			112,000	0.33
Hungary (Cost $424,673)
Hungary (Rep of) 6.250%, 01/29/2020		100,000	102,250	0.30
Hungary (Rep of) 6.375%, 03/29/2021		160,000	163,200	0.49
Hungary (Rep of) 7.625%, 03/29/2041		174,000	182,265	0.54
			447,715	1.33
Indonesia (Cost $1,816,077)
Indonesia (Rep of) 10.375%, 05/04/2014		120,000	136,950	0.41
Indonesia (Rep of) 7.500%, 01/15/2016		150,000	175,688	0.52
Indonesia (Rep of) 6.875%, 01/17/2018		130,000	157,462	0.47
Indonesia (Rep of) 11.625%, 03/04/2019		100,000	151,750	0.45
Indonesia (Rep of) 5.875%, 03/13/2020		150,000	178,875	0.53
Indonesia (Rep of) 4.875%, 05/05/2021		200,000	227,000	0.67
Indonesia (Rep of) 8.500%, 10/12/2035		250,000	389,375	1.16
Indonesia (Rep of) 7.750%, 01/17/2038		100,000	147,500	0.44
Majapahit Holding B.V. 7.750%, 10/17/2016		100,000	116,250	0.35
Majapahit Holding B.V. 8.000%, 08/07/2019		110,000	135,025	0.40
Majapahit Holding B.V. 7.750%, 01/20/2020		100,000	122,250	0.36
			1,938,125	5.76
Iraq (Cost $552,468)
Iraq (Rep of) 5.800%, 01/15/2028		640,000	558,400	1.66
			558,400	1.66
Ivory Coast (Cost $299,340)
Ivory Coast (Rep of) 3.750%, 12/31/2032(2)		570,000	443,175	1.32
			443,175	1.32
Jordan (Cost $203,231)
Jordan (Rep of) 3.875%, 11/12/2015		210,000	204,750	0.61
			204,750	0.61
Kazakhstan (Cost $1,135,939)
Development Bank of Kazakhstan JSC 5.500%, 12/20/2015		200,000	210,400	0.63
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		200,000	222,760	0.66
Kazatomprom Natsionalnaya Atomnaya Kompaniya A.O. 6.250%, 05/20/2015		100,000	107,750	0.32
KazMunayGas National Co. 11.750%, 01/23/2015		150,000	181,700	0.54
KazMunayGas National Co. 9.125%, 07/02/2018		130,000	167,375	0.50
KazMunayGas National Co. 7.000%, 05/05/2020		70,000	82,250	0.24
KazMunayGas National Co. 6.375%, 04/09/2021		210,000	243,503	0.72
			1,215,738	3.61

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Lebanon (Cost $756,691)
Lebanon (Rep of) 6.375%, 03/09/2020		310,000	$310,000	0.92
Lebanon (Rep of) 6.100%, 10/04/2022		325,000	320,938	0.96
Lebanon (Rep of) 6.600%, 11/27/2026		100,000	98,000	0.29
			728,938	2.17
Lithuania (Cost $1,054,056)
Lithuania (Rep of) 5.125%, 09/14/2017		100,000	108,500	0.32
Lithuania (Rep of) 7.375%, 02/11/2020		290,000	354,525	1.05
Lithuania (Rep of) 6.125%, 03/09/2021		200,000	228,760	0.68
Lithuania (Rep of) 6.625%, 02/01/2022		200,000	237,300	0.70
Lithuania (Rep of) 6.625%, 02/01/2022(3)		200,000	237,300	0.71
			1,166,385	3.46
Malaysia (Cost $554,274)
Petronas Capital Ltd. 5.250%, 08/12/2019		260,000	302,346	0.90
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		250,000	282,193	0.84
			584,539	1.74
Mexico (Cost $1,940,119)
Comision Federal de Electricidad 5.750%, 02/14/2042(3)		200,000	226,000	0.67
Mexico (Rep of) 5.625%, 01/15/2017		64,000	75,104	0.22
Mexico (Rep of) 5.950%, 03/19/2019		60,000	74,400	0.22
Mexico (Rep of) 5.125%, 01/15/2020		320,000	384,000	1.14
Mexico (Rep of) 3.625%, 03/15/2022		70,000	77,175	0.23
Mexico (Rep of) 8.300%, 08/15/2031		170,000	279,650	0.83
Mexico (Rep of) 6.750%, 09/27/2034		195,000	282,750	0.84
Mexico (Rep of) 6.050%, 01/11/2040		274,000	379,079	1.13
Pemex Project Funding Master Trust 5.750%, 03/01/2018		60,000	69,750	0.21
Petroleos Mexicanos 8.000%, 05/03/2019		100,000	130,500	0.39
Petroleos Mexicanos 6.000%, 03/05/2020		40,000	47,900	0.14
Petroleos Mexicanos 6.500%, 06/02/2041		100,000	126,500	0.38
Petroleos Mexicanos 6.500%, 06/02/2041		16,000	20,240	0.06
Petroleos Mexicanos 5.500%, 06/27/2044(3)		40,000	44,600	0.13
			2,217,648	6.59
Morocco (Cost $202,586)
Morocco (Rep of) 4.500%, 10/05/2020	EUR	160,000	191,451	0.57
			191,451	0.57
Pakistan (Cost $124,352)
Pakistan (Rep of) 7.125%, 03/31/2016		150,000	129,750	0.38
			129,750	0.38
Panama (Cost $494,289)
Panama (Rep of) 7.250%, 03/15/2015		90,000	103,050	0.31
Panama (Rep of) 8.875%, 09/30/2027		90,000	144,900	0.43
Panama (Rep of) 9.375%, 04/01/2029		90,000	152,100	0.45
Panama (Rep of) 6.700%, 01/26/2036		105,000	148,680	0.44
			548,730	1.63
Peru (Cost $608,848)
Peru (Rep of) 8.375%, 05/03/2016		50,000	62,000	0.18
Peru (Rep of) 7.125%, 03/30/2019		100,000	131,500	0.39
Peru (Rep of) 7.350%, 07/21/2025		150,000	219,000	0.65
Peru (Rep of) 8.750%, 11/21/2033		164,000	284,950	0.85
			697,450	2.07
Philippines (Cost $1,974,654)
Philippine (Rep of) 8.375%, 06/17/2019		250,000	342,500	1.02
Philippine (Rep of) 4.000%, 01/15/2021		250,000	276,562	0.82
Philippine (Rep of) 10.625%, 03/16/2025		140,000	240,100	0.71
Philippine (Rep of) 5.500%, 03/30/2026		200,000	247,500	0.74

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Philippines - (continued)
Philippine (Rep of) 9.500%, 02/02/2030		220,000	$374,825	1.11
Philippine (Rep of) 7.750%, 01/14/2031		230,000	345,575	1.03
Philippine (Rep of) 6.375%, 10/23/2034		100,000	136,000	0.40
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		200,000	271,000	0.81
			2,234,062	6.64
Poland (Cost $663,940)
Poland (Rep of) 6.375%, 07/15/2019		210,000	256,725	0.76
Poland (Rep of) 5.000%, 03/23/2022		400,000	458,000	1.36
			714,725	2.12
Qatar (Cost $124,131)
Qatar (Rep of) 6.400%, 01/20/2040		100,000	137,500	0.41
			137,500	0.41
Romania (Cost $201,628)
Romanian (Rep of) 6.750%, 02/07/2022		100,000	105,750	0.31
Romanian (Rep of) 6.750%, 02/07/2022(3)		100,000	105,750	0.32
			211,500	0.63
Russian Federation (Cost $2,080,783)
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		100,000	117,375	0.35
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		100,000	113,400	0.34
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		120,000	228,600	0.68
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		599,725	744,439	2.21
Russian Foreign Bond - Eurobond 5.625%, 04/04/2042(3)		200,000	237,000	0.70
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		100,000	106,075	0.31
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		590,000	669,650	1.99
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		50,000	57,105	0.17
			2,273,644	6.75
Serbia (Cost $197,918)
Serbia (Rep of) 7.250%, 09/28/2021(3)		200,000	203,000	0.60
			203,000	0.60
South Africa (Cost $692,721)
South Africa (Rep of) 6.875%, 05/27/2019		120,000	152,400	0.45
South Africa (Rep of) 5.500%, 03/09/2020		250,000	297,500	0.88
South Africa (Rep of) 5.875%, 05/30/2022		130,000	160,550	0.48
South Africa (Rep of) 6.250%, 03/08/2041		100,000	135,000	0.40
			745,450	2.21
Sri Lanka (Cost $310,137)
Sri Lanka (Rep of) 7.400%, 01/22/2015		100,000	107,250	0.32
Sri Lanka (Rep of) 6.250%, 07/27/2021		200,000	206,521	0.61
			313,771	0.93
Tunisia (Cost $36,407)
Banque Centrale de Tunisie S.A. 8.250%, 09/19/2027		30,000	35,550	0.10
			35,550	0.10
Turkey (Cost $1,961,099)
Turkey (Rep of) 7.250%, 03/15/2015		80,000	88,900	0.26
Turkey (Rep of) 7.000%, 09/26/2016		130,000	150,150	0.45
Turkey (Rep of) 7.500%, 07/14/2017		100,000	119,250	0.35
Turkey (Rep of) 6.750%, 04/03/2018		260,000	306,150	0.91
Turkey (Rep of) 7.000%, 03/11/2019		100,000	119,875	0.36

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Turkey (Rep of) 7.500%, 11/07/2019		100,000	$124,250	0.37
Turkey (Rep of) 5.625%, 03/30/2021		100,000	113,250	0.34
Turkey (Rep of) 7.375%, 02/05/2025		250,000	327,500	0.97
Turkey (Rep of) 11.875%, 01/15/2030		40,000	75,200	0.22
Turkey (Rep of) 8.000%, 02/14/2034		110,000	155,925	0.46
Turkey (Rep of) 6.875%, 03/17/2036		114,000	145,493	0.43
Turkey (Rep of) 7.250%, 03/05/2038		40,000	53,375	0.16
Turkey (Rep of) 6.750%, 05/30/2040		100,000	126,438	0.38
Turkey (Rep of) 6.000%, 01/14/2041		200,000	231,000	0.69
			2,136,756	6.35
Ukraine (Cost $1,213,104)
Financing of Infrastrucural Projects State Enterprise 8.375%, 11/03/2017		150,000	128,250	0.38
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		110,000	109,175	0.32
Ukraine (Rep of) 6.875%, 09/23/2015		320,000	303,536	0.90
Ukraine (Rep of) 6.580%, 11/21/2016		100,000	91,727	0.27
Ukraine (Rep of) 9.250%, 07/24/2017(3)		200,000	198,750	0.59
Ukraine (Rep of) 7.750%, 09/23/2020		100,000	90,250	0.27
Ukreximbank Via Biz Finance PLC 8.375%, 04/27/2015		260,000	240,825	0.72
			1,162,513	3.45
United Arab Emirates (Cost $708,615)
Dubai DOF Sukuk Ltd. 6.396%, 11/03/2014		250,000	267,200	0.79
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		450,000	519,750	1.55
			786,950	2.34
Uruguay (Cost $934,848)
Uruguay (Rep of) 8.000%, 11/18/2022		333,000	486,180	1.45
Uruguay (Rep of) 6.875%, 09/28/2025		91,000	125,580	0.37
Uruguay (Rep of) 7.875%, 01/15/2033		232,000	357,860	1.06
Uruguay (Rep of) 7.625%, 03/21/2036		56,000	86,240	0.26
			1,055,860	3.14
Venezuela (Cost $1,965,091)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		100,000	72,630	0.22
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		75,000	72,563	0.22
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		310,000	181,350	0.54
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		140,000	80,682	0.24
Venezuela (Rep of) 8.500%, 10/08/2014		50,000	49,625	0.15
Venezuela (Rep of) 5.750%, 02/26/2016		70,000	61,600	0.18
Venezuela (Rep of) 7.750%, 10/13/2019		140,000	111,300	0.33
Venezuela (Rep of) 6.000%, 12/09/2020		70,000	48,825	0.14
Venezuela (Rep of) 12.750%, 08/23/2022		337,000	335,315	1.00
Venezuela (Rep of) 9.000%, 05/07/2023		180,000	140,400	0.42
Venezuela (Rep of) 8.250%, 10/13/2024		210,000	156,450	0.46
Venezuela (Rep of) 7.650%, 04/21/2025		75,000	53,550	0.16
Venezuela (Rep of) 11.750%, 10/21/2026		130,000	119,438	0.35
Venezuela (Rep of) 9.250%, 09/15/2027		160,000	132,240	0.39
Venezuela (Rep of) 9.250%, 05/07/2028		185,000	144,762	0.43
Venezuela (Rep of) 11.950%, 08/05/2031		389,000	362,256	1.08
Venezuela (Rep of) 9.375%, 01/13/2034		104,000	82,212	0.24
			2,205,198	6.55
Vietnam (Cost $297,083)
Vietnam (Rep of) 6.875%, 01/15/2016		100,000	108,250	0.32

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Vietnam - (continued)
Vietnam (Rep of) 6.750%, 01/29/2020		190,000	$207,100	0.62
			315,350	0.94
Total Debt Securities (Cost $30,582,874)			33,170,555	98.55

Total Investments (Total Cost $30,582,874)			33,170,555	98.55

Other Assets Less Liabilities			488,709	1.45

Net Assets			$33,659,264	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	All or a portion of this security is designated as 144A.

Percentages shown are based on net assets.

At July 31, 2012, the Ashmore Emerging Markets Sovereign Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/20/2012	Barclays Wholesale GTS	United States Dollar	89,114	Euro	72,330	$97
08/20/2012	Barclays Wholesale GTS	United States Dollar	89,149	Euro	72,329	134

Total						$231

Federal Tax Information:

At July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$30,584,459

Gross tax appreciation of investments	$2,759,315
Gross tax depreciation of investments	(173,219)

Net tax appreciation of investments	$2,586,096

ASHMORE EMERGING MARKETS SOVEREIGN DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Sovereign Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$4,967,889	$—	$4,967,889
Government Agencies	—	993,700	—	993,700
Government Bonds	—	26,659,573	—	26,659,573
Financial Certificates	—	549,393	—	549,393

Total Investments	$—	$33,170,555	$—	$33,170,555

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$231	$—	$231

Total Other Financial Instruments	$—	$231	$—	$231

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2012 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $9,212,542)
Arcos Dorados Holdings, Inc. 10.250%, 07/13/2016	BRL	2,500,000	$1,282,513	0.32
Arcos Dorados Holdings, Inc. 10.250%, 07/13/2016(2)	BRL	800,000	410,404	0.11
Argentina Boden Bonos, FRN 0.785%, 08/03/2012		8,120,000	997,469	0.25
Argentina Boden Bonos 7.000%, 10/03/2015		617,000	510,920	0.13
Argentine (Rep of) 8.750%, 06/02/2017		388,000	349,200	0.09
Argentine (Rep of) 8.280%, 12/31/2033		999,407	653,058	0.17
WPE International Cooperatief UA 10.375%, 09/30/2020		5,000,000	4,095,500	1.03
WPE International Cooperatief UA 10.375%, 09/30/2020(2)		500,000	409,550	0.10
			8,708,614	2.20
Azerbaijan (Cost $652,216)
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		630,000	660,713	0.17
			660,713	0.17
Bahrain (Cost $198,029)
Bahrain (Rep of) 5.500%, 03/31/2020		200,000	200,000	0.05
			200,000	0.05
Barbados (Cost $2,585,560)
Columbus International, Inc. 11.500%, 11/20/2014		2,400,000	2,598,000	0.66
			2,598,000	0.66
Belarus (Cost $2,403,883)
Belarus (Rep of) 8.750%, 08/03/2015		970,000	950,600	0.24
Belarus (Rep of) 8.950%, 01/26/2018		1,550,000	1,468,625	0.37
			2,419,225	0.61
Brazil (Cost $26,106,262)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		820,000	992,200	0.25
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		410,000	471,500	0.12
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	7,200,000	4,107,955	1.04
Braskem Finance Ltd. 5.750%, 04/15/2021		1,800,000	1,876,500	0.47
Brazil (Fed Rep of) 6.000%, 01/17/2017		300,000	357,150	0.09
Brazil (Fed Rep of) 5.875%, 01/15/2019		550,000	679,525	0.17
Brazil (Fed Rep of) 4.875%, 01/22/2021		1,670,000	2,004,000	0.50
Brazil (Fed Rep of) 8.875%, 04/15/2024		250,000	402,500	0.10
Brazil (Fed Rep of) 10.125%, 05/15/2027		540,000	958,500	0.24
Brazil (Fed Rep of) 8.250%, 01/20/2034		860,000	1,442,220	0.36
Brazil (Fed Rep of) 7.125%, 01/20/2037		1,110,000	1,709,400	0.43
Brazil (Fed Rep of) 5.625%, 01/07/2041		1,510,000	1,970,550	0.50
Brazil Notas do Tesouro Nacional, Serie B 6.000%, 08/15/2016	BRL	1,000,000	1,159,834	0.29
Brazil Notas do Tesouro Nacional, Serie B 6.000%, 08/15/2020	BRL	1,390,000	1,660,123	0.42
Brazil Notas do Tesouro Nacional, Serie F 10.000%, 01/01/2023	BRL	2,170,000	1,080,620	0.27
JBS Finance II Ltd. 8.250%, 01/29/2018		1,150,000	1,145,630	0.29
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		3,900,000	2,983,500	0.75
Marfrig Overseas Ltd. 9.500%, 05/04/2020		300,000	229,500	0.06
Minerva Luxembourg S.A. 12.250%, 02/10/2022		450,000	478,125	0.12

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil - (continued)
Minerva Luxembourg S.A. 12.250%, 02/10/2022(2)		250,000	$265,625	0.07
OSX 3 Leasing B.V. 9.250%, 03/20/2015(2)		300,000	304,950	0.08
			26,279,907	6.62
Chile (Cost $6,042,727)
Banco del Estado de Chile 4.125%, 10/07/2020		550,000	587,557	0.15
Banco Santander Chile 6.500%, 09/22/2020	CLP	1,185,000,000	2,394,547	0.60
Corp. Nacional del Cobre de Chile 7.500%, 01/15/2019		200,000	255,930	0.06
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		100,000	106,271	0.03
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021		600,000	642,112	0.16
Empresa Nacional del Petroleo 6.250%, 07/08/2019		270,000	310,497	0.08
Empresa Nacional del Petroleo 5.250%, 08/10/2020		360,000	396,052	0.10
Inversiones Alsacia S.A. 8.000%, 08/18/2018		1,351,724	1,346,601	0.34
Inversiones Alsacia S.A. 8.000%, 08/18/2018(2)		144,828	144,279	0.04
			6,183,846	1.56
China (Cost $15,162,908)
Central China Real Estate Ltd. 12.250%, 10/20/2015		1,900,000	2,009,250	0.51
CFG Investment S.A.C. 9.750%, 07/30/2019(2)		650,000	647,595	0.16
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017		800,000	819,040	0.21
Evergrande Real Estate Group Ltd. 13.000%, 01/27/2015		3,100,000	3,047,300	0.77
Hyva Global B.V. 8.625%, 03/24/2016		1,700,000	1,449,250	0.36
Hyva Global B.V. 8.625%, 03/24/2016(2)		200,000	170,500	0.04
Shimao Property Holdings Ltd. 9.650%, 08/03/2017		1,000,000	982,340	0.25
Sinochem Offshore Capital Co. Ltd. 1.800%, 01/18/2014	CNH	23,000,000	3,522,539	0.89
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		1,060,000	1,093,953	0.28
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		750,000	850,780	0.21
Sino-Forest Corp. 5.000%, 08/01/2013(2)(3)		176,000	29,920	0.01
Sino-Forest Corp. 5.000%, 08/01/2013(3)		100,000	17,000	—
Sino-Forest Corp. 10.250%, 07/28/2014(3)		226,000	38,420	0.01
Sino-Forest Corp. 10.250%, 07/28/2014(2)(3)		30,000	5,100	—
Sino-Forest Corp. 4.250%, 12/15/2016(2)(3)		694,000	117,980	0.03
Sino-Forest Corp. 4.250%, 12/15/2016(3)		10,000	1,700	—
Sino-Forest Corp. 6.250%, 10/21/2017(3)		500,000	85,000	0.02
Sino-Forest Corp. 6.250%, 10/21/2017(2)(3)		128,000	21,760	0.01
			14,909,427	3.76
Colombia (Cost $10,737,928)
Colombia (Rep of) 12.000%, 10/22/2015	COP	3,921,000,000	2,737,108	0.69
Colombia (Rep of) 7.375%, 01/27/2017		140,000	174,650	0.04
Colombia (Rep of) 7.375%, 03/18/2019		1,040,000	1,383,200	0.35
Colombia (Rep of) 11.750%, 02/25/2020		470,000	770,800	0.19
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,235,000,000	867,001	0.22
Colombia (Rep of) 4.375%, 07/12/2021		600,000	693,000	0.17
Colombia (Rep of) 8.125%, 05/21/2024		470,000	701,475	0.18
Colombia (Rep of) 7.375%, 09/18/2037		550,000	859,375	0.22
Colombia (Rep of) 6.125%, 01/18/2041		1,180,000	1,631,350	0.41
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	2,105,000,000	1,329,882	0.34
			11,147,841	2.81
Croatia (Cost $3,094,744)
Croatia (Rep of) 6.250%, 04/27/2017		450,000	465,210	0.12
Croatia (Rep of) 6.750%, 11/05/2019		690,000	724,500	0.18
Croatia (Rep of) 6.625%, 07/14/2020		430,000	442,900	0.11
Croatia (Rep of) 6.375%, 03/24/2021		1,510,000	1,542,088	0.39
			3,174,698	0.80

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Czech Republic (Cost $1,745,896)
Central European Media Enterprises Ltd., FRN 2.602%, 05/15/2014	EUR	300,000	$346,975	0.09
Central European Media Enterprises Ltd. 11.625%, 09/15/2016	EUR	1,050,000	1,337,144	0.33
			1,684,119	0.42
Dominican Republic (Cost $729,081)
Dominican (Rep of) 7.500%, 05/06/2021		690,000	751,065	0.19
			751,065	0.19
Ecuador (Cost $301,965)
Ecuador (Rep of) 9.375%, 12/15/2015		300,000	300,750	0.08
			300,750	0.08
Egypt (Cost $722,668)
Egypt (Rep of) 5.750%, 04/29/2020		200,000	192,000	0.05
Egypt (Rep of) 6.875%, 04/30/2040		270,000	232,200	0.06
Nile Finance Ltd. 5.250%, 08/05/2015		300,000	285,000	0.07
			709,200	0.18
El Salvador (Cost $3,982,278)
El Salvador (Rep of) 7.375%, 12/01/2019		300,000	337,200	0.08
El Salvador (Rep of) 8.250%, 04/10/2032		160,000	184,000	0.05
El Salvador (Rep of) 7.650%, 06/15/2035		525,000	567,000	0.14
El Salvador (Rep of) 7.625%, 02/01/2041		450,000	486,675	0.12
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		2,050,000	2,124,313	0.54
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017(2)		300,000	310,875	0.08
			4,010,063	1.01
Georgia (Cost $637,799)
Georgia (Rep of) 6.875%, 04/12/2021		600,000	655,500	0.17
			655,500	0.17
Ghana (Cost $601,683)
Ghana (Rep of) 8.500%, 10/04/2017		540,000	604,800	0.15
			604,800	0.15
Hungary (Cost $1,816,486)
Hungary (Rep of) 6.250%, 01/29/2020		410,000	419,225	0.11
Hungary (Rep of) 6.375%, 03/29/2021		564,000	575,280	0.14
Hungary (Rep of) 7.625%, 03/29/2041		870,000	911,325	0.23
			1,905,830	0.48
India (Cost $1,484,409)
ICICI Bank Ltd. 5.750%, 11/16/2020		1,500,000	1,514,609	0.38
			1,514,609	0.38
Indonesia (Cost $9,536,183)
Berau Capital Resources Pte Ltd. 12.500%, 07/08/2015		850,000	945,625	0.24
Berau Coal Energy Tbk PT 7.250%, 03/13/2017		400,000	404,480	0.10
Berau Coal Energy Tbk PT 7.250%, 03/13/2017(2)		200,000	202,240	0.05
Indonesia (Rep of) 6.750%, 03/10/2014		105,000	112,481	0.03
Indonesia (Rep of) 10.375%, 05/04/2014		200,000	228,250	0.06
Indonesia (Rep of) 7.500%, 01/15/2016		570,000	667,613	0.17
Indonesia (Rep of) 6.875%, 01/17/2018		700,000	847,875	0.21
Indonesia (Rep of) 11.625%, 03/04/2019		240,000	364,200	0.09
Indonesia (Rep of) 5.875%, 03/13/2020		570,000	679,725	0.17
Indonesia (Rep of) 4.875%, 05/05/2021		600,000	681,000	0.17
Indonesia (Rep of) 8.500%, 10/12/2035		500,000	778,750	0.20

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Indonesia (Rep of) 6.625%, 02/17/2037		410,000	$539,662	0.14
Indonesia (Rep of) 7.750%, 01/17/2038		550,000	811,250	0.20
Majapahit Holding B.V. 7.750%, 10/17/2016		540,000	627,750	0.16
Majapahit Holding B.V. 8.000%, 08/07/2019		200,000	245,500	0.06
Majapahit Holding B.V. 7.750%, 01/20/2020		310,000	378,975	0.10
Pertamina Persero PT 6.000%, 05/03/2042		600,000	644,250	0.16
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		660,000	712,800	0.18
			9,872,426	2.49
Iraq (Cost $2,690,643)
Iraq (Rep of) 5.800%, 01/15/2028		3,110,000	2,713,475	0.68
			2,713,475	0.68
Israel (Cost $668,148)
Israel Electric Corp. Ltd. 6.700%, 02/10/2017		400,000	421,908	0.10
Israel Electric Corp. Ltd. 6.700%, 02/10/2017(2)		250,000	263,692	0.07
			685,600	0.17
Ivory Coast (Cost $1,509,864)
Ivory Coast (Rep of) 3.750%, 12/31/2032		2,200,000	1,710,500	0.43
			1,710,500	0.43
Jamaica (Cost $2,844,320)
Digicel Group Ltd. 8.875%, 01/15/2015		2,800,000	2,849,000	0.72
			2,849,000	0.72
Jordan (Cost $673,572)
Jordan (Rep of) 3.875%, 11/12/2015		690,000	672,750	0.17
			672,750	0.17
Kazakhstan (Cost $10,858,440)
BTA Bank JSC 10.750%, 07/01/2018(3)		2,050,000	369,000	0.09
BTA Bank JSC 0.000%, 06/30/2020(3)(4)		900,000	69,750	0.02
BTA Bank JSC 7.200%, 07/01/2025(3)		1,400,000	77,000	0.02
Development Bank of Kazakhstan JSC 5.500%, 12/20/2015		600,000	631,200	0.16
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		600,000	668,280	0.17
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042(2)		600,000	663,000	0.17
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250%, 05/20/2015		690,000	743,475	0.19
Kazkommertsbank JSC 8.500%, 05/11/2018		1,450,000	1,232,500	0.31
KazMunayGas National Co. 8.375%, 07/02/2013		330,000	348,101	0.09
KazMunayGas National Co. 11.750%, 01/23/2015		210,000	254,379	0.06
KazMunayGas National Co. 9.125%, 07/02/2018		550,000	708,125	0.18
KazMunayGas National Co. 7.000%, 05/05/2020		390,000	458,250	0.11
KazMunayGas National Co. 6.375%, 04/09/2021		450,000	521,793	0.13
Zhaikmunai LLP 10.500%, 10/19/2015		2,450,000	2,499,000	0.63
			9,243,853	2.33
Kuwait (Cost $668,447)
Kuwait Projects Co. 9.375%, 07/15/2020		600,000	684,000	0.17
			684,000	0.17
Lebanon (Cost $3,204,251)
Lebanon (Rep of) 5.150%, 11/12/2018		406,000	393,820	0.10
Lebanon (Rep of) 6.375%, 03/09/2020		803,000	803,000	0.20
Lebanon (Rep of) 8.250%, 04/12/2021		250,000	278,750	0.07
Lebanon (Rep of) 6.100%, 10/04/2022		1,185,000	1,170,187	0.30
Lebanon (Rep of) 6.600%, 11/27/2026		450,000	441,000	0.11
			3,086,757	0.78

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Lithuania (Cost $4,323,252)
Lithuania (Rep of) 5.125%, 09/14/2017		270,000	$292,950	0.07
Lithuania (Rep of) 7.375%, 02/11/2020		1,300,000	1,589,250	0.40
Lithuania (Rep of) 6.125%, 03/09/2021		720,000	823,536	0.21
Lithuania (Rep of) 6.625%, 02/01/2022		1,260,000	1,494,990	0.38
Lithuania (Rep of) 6.625%, 02/01/2022(2)		250,000	296,625	0.07
			4,497,351	1.13
Malaysia (Cost $2,347,494)
Petronas Capital Ltd. 5.250%, 08/12/2019		990,000	1,151,239	0.29
Petronas Capital Ltd. 7.875%, 05/22/2022		300,000	422,143	0.11
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		500,000	564,386	0.14
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021(2)		250,000	282,193	0.07
			2,419,961	0.61
Mexico (Cost $41,314,116)
Cemex Espana Luxembourg 9.250%, 05/12/2020		3,220,000	2,833,600	0.71
Cemex S.A.B. de C.V. 9.000%, 01/11/2018		2,800,000	2,604,000	0.66
Cemex S.A.B. de C.V. 9.000%, 01/11/2018(2)		100,000	93,000	0.02
Comision Federal de Electricidad 4.875%, 05/26/2021		600,000	678,000	0.17
Comision Federal de Electricidad 5.750%, 02/14/2042		400,000	452,000	0.11
Comision Federal de Electricidad 5.750%, 02/14/2042(2)		200,000	226,000	0.06
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022		400,000	416,000	0.11
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(2)		200,000	208,000	0.05
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020		700,000	728,000	0.18
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020(2)		300,000	312,000	0.08
Grupo Papelero Scribe S.A. de C.V. 8.875%, 04/07/2020		300,000	241,500	0.06
Mexican Bonos 9.500%, 12/18/2014	MXN	63,460,000	5,285,550	1.33
Mexican Bonos 8.000%, 12/17/2015	MXN	21,120,000	1,746,942	0.44
Mexican Bonos 7.250%, 12/15/2016	MXN	45,070,000	3,705,204	0.93
Mexican Bonos 8.500%, 12/13/2018	MXN	40,970,000	3,670,797	0.93
Mexican Bonos 8.000%, 06/11/2020	MXN	44,720,000	4,003,726	1.01
Mexican Bonos 6.500%, 06/10/2021	MXN	49,450,000	4,085,136	1.03
Mexican Bonos 7.750%, 05/29/2031	MXN	9,800,000	874,562	0.22
Mexican Bonos 8.500%, 11/18/2038	MXN	16,700,000	1,585,117	0.40
Mexico (Rep of) 5.625%, 01/15/2017		208,000	244,088	0.06
Mexico (Rep of) 5.950%, 03/19/2019		326,000	404,240	0.10
Mexico (Rep of) 5.125%, 01/15/2020		1,050,000	1,260,000	0.32
Mexico (Rep of) 3.625%, 03/15/2022		316,000	348,390	0.09
Mexico (Rep of) 8.300%, 08/15/2031		490,000	806,050	0.20
Mexico (Rep of) 6.750%, 09/27/2034		740,000	1,073,000	0.27
Mexico (Rep of) 6.050%, 01/11/2040		1,172,000	1,621,462	0.41
Pemex Project Funding Master Trust 5.750%, 03/01/2018		232,000	269,700	0.07
Petroleos Mexicanos 8.000%, 05/03/2019		360,000	469,800	0.12
Petroleos Mexicanos 6.000%, 03/05/2020		187,000	223,932	0.06
Petroleos Mexicanos 6.500%, 06/02/2041		488,000	617,320	0.16
Petroleos Mexicanos 5.500%, 06/27/2044(2)		184,000	205,160	0.05
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022		500,000	507,500	0.13
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.750%, 02/03/2022(2)		250,000	253,750	0.06
			42,053,526	10.60
Mongolia (Cost $1,261,194)
Development Bank of Mongolia LLC 5.750%, 03/21/2017		600,000	581,481	0.15
Mongolian Mining Corp. 8.875%, 03/29/2017		450,000	453,375	0.11
Mongolian Mining Corp. 8.875%, 03/29/2017(2)		200,000	201,500	0.05
			1,236,356	0.31

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Morocco (Cost $707,903)
Morocco (Kingdom of) 4.500%, 10/05/2020	EUR	580,000	$694,011	0.18
			694,011	0.18
Nigeria (Cost $6,189,352)
Afren PLC 11.500%, 02/01/2016		2,900,000	3,154,188	0.80
Afren PLC 11.500%, 02/01/2016(2)		600,000	652,591	0.16
Afren PLC 10.250%, 04/08/2019		600,000	637,500	0.16
Nigeria (Fed Rep of) 6.750%, 01/28/2021		600,000	654,000	0.17
Nigeria Treasury Bill 16.085%, 03/28/2013(5)	NGN	30,000,000	169,908	0.04
Nigeria Treasury Bill 17.034%, 04/04/2013(5)	NGN	2,000,000	11,317	—
Nigeria Treasury Bill 16.256%, 04/11/2013(5)	NGN	91,000,000	512,908	0.13
Nigeria Treasury Bill 15.775%, 04/25/2013(5)	NGN	97,500,000	547,317	0.14
			6,339,729	1.60
Pakistan (Cost $570,617)
Pakistan (Rep of) 7.125%, 03/31/2016		650,000	562,250	0.14
			562,250	0.14
Panama (Cost $2,348,415)
Panama (Rep of) 7.250%, 03/15/2015		270,000	309,150	0.08
Panama (Rep of) 7.125%, 01/29/2026		310,000	436,325	0.11
Panama (Rep of) 8.875%, 09/30/2027		270,000	434,700	0.11
Panama (Rep of) 9.375%, 04/01/2029		380,000	642,200	0.16
Panama (Rep of) 6.700%, 01/26/2036		454,000	642,864	0.16
			2,465,239	0.62
Paraguay (Cost $535,510)
Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.750%, 02/11/2016(2)		500,000	517,500	0.13
			517,500	0.13
Peru (Cost $4,072,467)
Banco Internacional del Peru S.A.A. 5.750%, 10/07/2020		600,000	634,500	0.16
Peru (Rep of) 8.375%, 05/03/2016		410,000	508,400	0.13
Peru (Rep of) 7.125%, 03/30/2019		230,000	302,450	0.08
Peru (Rep of) 7.350%, 07/21/2025		900,000	1,314,000	0.33
Peru (Rep of) 8.750%, 11/21/2033		578,000	1,004,275	0.25
Southern Copper Corp. 6.750%, 04/16/2040		500,000	577,268	0.14
			4,340,893	1.09
Philippines (Cost $8,284,922)
Philippines (Rep of) 8.375%, 06/17/2019		370,000	506,900	0.13
Philippines (Rep of) 4.000%, 01/15/2021		820,000	907,125	0.23
Philippines (Rep of) 7.500%, 09/25/2024		300,000	418,500	0.10
Philippines (Rep of) 10.625%, 03/16/2025		518,000	888,370	0.22
Philippines (Rep of) 5.500%, 03/30/2026		1,080,000	1,336,500	0.34
Philippines (Rep of) 9.500%, 02/02/2030		660,000	1,124,475	0.28
Philippines (Rep of) 7.750%, 01/14/2031		830,000	1,247,075	0.31
Philippines (Rep of) 6.375%, 10/23/2034		690,000	938,400	0.24
Power Sector Assets & Liabilities Management Corp. 7.250%, 05/27/2019		300,000	384,000	0.10
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		790,000	1,070,450	0.27
			8,821,795	2.22
Poland (Cost $12,401,096)
Eileme 2 AB 11.625%, 01/31/2020(2)		650,000	682,500	0.17

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Poland - (continued)
Eileme 2 AB 11.625%, 01/31/2020		350,000	$367,500	0.09
Eileme 2 AB 11.750%, 01/31/2020	EUR	900,000	1,168,271	0.30
Poland (Rep of) 5.250%, 10/25/2017	PLN	9,200,000	2,857,057	0.72
Poland (Rep of) 6.375%, 07/15/2019		940,000	1,149,150	0.29
Poland (Rep of) 5.000%, 03/23/2022		1,550,000	1,774,750	0.45
Poland (Rep of) 5.750%, 09/23/2022	PLN	5,400,000	1,723,035	0.43
TVN Finance Corp. II AB 10.750%, 11/15/2017	EUR	2,100,000	2,777,643	0.70
			12,499,906	3.15
Qatar (Cost $1,105,569)
Qatar (Rep of) 6.400%, 01/20/2040		370,000	508,750	0.13
Qatar (Rep of) 5.750%, 01/20/2042		570,000	733,875	0.18
			1,242,625	0.31
Romania (Cost $1,058,536)
Romania (Rep of) 6.750%, 02/07/2022		870,000	920,025	0.23
Romania (Rep of) 6.750%, 02/07/2022(2)		160,000	169,200	0.04
			1,089,225	0.27
Russian Federation (Cost $25,402,084)
CEDC Finance Corp. International, Inc. 8.875%, 12/01/2016	EUR	1,150,000	955,103	0.24
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 9.000%, 06/11/2014		300,000	333,123	0.08
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		300,000	352,125	0.09
Russian Federal Bond - OFZ 7.100%, 03/13/2014	RUB	28,300,000	886,598	0.22
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	14,700,000	439,319	0.11
Russian Federal Bond - OFZ 7.400%, 04/19/2017	RUB	41,930,000	1,294,088	0.33
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	5,500,000	169,661	0.04
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	101,340,000	3,122,944	0.79
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	37,420,000	1,149,669	0.29
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	18,600,000	569,147	0.14
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	31,360,000	972,245	0.24
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		300,000	340,200	0.09
Russian Foreign Bond - Eurobond 12.750%, 06/24/2028		414,000	788,670	0.20
Russian Foreign Bond - Eurobond 7.500%, 03/31/2030		2,912,490	3,615,274	0.91
Russian Foreign Bond - Eurobond 5.625%, 04/04/2042		800,000	948,000	0.24
Russian Foreign Bond - Eurobond 5.625%, 04/04/2042(2)		400,000	474,000	0.12
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		6,250,000	6,218,750	1.57
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021(2)		400,000	398,000	0.10
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		300,000	318,225	0.08
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		2,080,000	2,360,800	0.60
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		240,000	274,104	0.07
			25,980,045	6.55
Senegal (Cost $669,881)
Senegal (Rep of) 8.750%, 05/13/2021		600,000	668,280	0.17
			668,280	0.17

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Serbia (Cost $691,941)
Serbia (Rep of) 7.250%, 09/28/2021		660,000	$669,900	0.17
			669,900	0.17
South Africa (Cost $12,139,022)
Edcon Pty Ltd. 9.500%, 03/01/2018	EUR	900,000	1,051,998	0.27
Edcon Pty Ltd. 9.500%, 03/01/2018(2)		850,000	805,375	0.20
Sappi Papier Holding GmbH 8.375%, 06/15/2019(2)		600,000	615,000	0.16
South Africa (Rep of) 6.875%, 05/27/2019		550,000	698,500	0.18
South Africa (Rep of) 7.250%, 01/15/2020	ZAR	12,900,000	1,623,431	0.41
South Africa (Rep of) 5.500%, 03/09/2020		980,000	1,166,200	0.29
South Africa (Rep of) 6.750%, 03/31/2021	ZAR	37,750,000	4,581,067	1.15
South Africa (Rep of) 5.875%, 05/30/2022		540,000	666,900	0.17
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	7,200,000	800,058	0.20
South Africa (Rep of) 6.250%, 03/08/2041		300,000	405,000	0.10
			12,413,529	3.13
South Korea (Cost $1,897,955)
Korea (Rep of) 7.125%, 04/16/2019		310,000	399,287	0.10
Woori Bank Co. Ltd. 6.208%, 05/02/2037		1,500,000	1,545,000	0.39
			1,944,287	0.49
Sri Lanka (Cost $1,230,177)
Sri Lanka (Rep of) 7.400%, 01/22/2015		100,000	107,250	0.03
Sri Lanka (Rep of) 6.250%, 10/04/2020		300,000	312,000	0.08
Sri Lanka (Rep of) 6.250%, 07/27/2021		600,000	619,562	0.15
Sri Lanka (Rep of) 5.875%, 07/25/2022(2)		200,000	202,500	0.05
			1,241,312	0.31
Thailand (Cost $778,624)
Thailand Government Bond 1.200%, 07/14/2021	THB	23,900,000	783,553	0.20
			783,553	0.20
Tunisia (Cost $155,972)
Banque Centrale de Tunisie S.A. 8.250%, 09/19/2027		130,000	154,050	0.04
			154,050	0.04
Turkey (Cost $8,008,311)
Turkey (Rep of) 7.250%, 03/15/2015		380,000	422,275	0.11
Turkey (Rep of) 7.000%, 09/26/2016		680,000	785,400	0.20
Turkey (Rep of) 7.500%, 07/14/2017		230,000	274,275	0.07
Turkey (Rep of) 6.750%, 04/03/2018		1,270,000	1,495,425	0.38
Turkey (Rep of) 7.000%, 03/11/2019		450,000	539,437	0.14
Turkey (Rep of) 7.500%, 11/07/2019		300,000	372,750	0.09
Turkey (Rep of) 5.625%, 03/30/2021		300,000	339,750	0.09
Turkey (Rep of) 7.375%, 02/05/2025		854,000	1,118,740	0.28
Turkey (Rep of) 11.875%, 01/15/2030		280,000	526,400	0.13
Turkey (Rep of) 8.000%, 02/14/2034		330,000	467,775	0.12
Turkey (Rep of) 6.875%, 03/17/2036		520,000	663,650	0.17
Turkey (Rep of) 7.250%, 03/05/2038		60,000	80,063	0.02
Turkey (Rep of) 6.750%, 05/30/2040		550,000	695,409	0.17
Turkey (Rep of) 6.000%, 01/14/2041		600,000	693,000	0.17
			8,474,349	2.14
Ukraine (Cost $7,333,309)
Ferrexpo Finance PLC 7.875%, 04/07/2016		2,500,000	2,331,250	0.59
Financing of Infrastrucural Projects State Enterprise 8.375%, 11/03/2017		200,000	171,000	0.04
National JSC Naftogaz of Ukraine 9.500%, 09/30/2014		490,000	486,325	0.12
Oschadbank Via SSB #1 PLC 8.250%, 03/10/2016		600,000	525,000	0.13

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ukraine - (continued)
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		400,000	$349,000	0.09
Ukraine (Rep of) 7.650%, 06/11/2013		420,000	417,900	0.10
Ukraine (Rep of) 6.875%, 09/23/2015		550,000	521,703	0.13
Ukraine (Rep of) 6.250%, 06/17/2016		600,000	543,000	0.14
Ukraine (Rep of) 6.580%, 11/21/2016		260,000	238,490	0.06
Ukraine (Rep of) 9.250%, 07/24/2017(2)		700,000	695,625	0.18
Ukraine (Rep of) 7.750%, 09/23/2020		200,000	180,500	0.05
Ukreximbank Via Biz Finance PLC 8.375%, 04/27/2015		820,000	759,525	0.19
			7,219,318	1.82
United Arab Emirates (Cost $12,602,441)
Atlantic Finance Ltd. 10.750%, 05/27/2014		3,050,000	3,343,562	0.84
Dubai DOF Sukuk Ltd. 6.396%, 11/03/2014		800,000	855,040	0.21
Dubai Holding Commercial Operations MTN Ltd. 4.750%, 01/30/2014	EUR	3,900,000	4,546,660	1.15
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	1,000,000	1,383,622	0.35
Emirate of Dubai (Rep of) 6.700%, 10/05/2015		310,000	339,450	0.09
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		1,780,000	2,055,900	0.52
			12,524,234	3.16
Uruguay (Cost $12,286,508)
Uruguay (Rep of) 5.000%, 09/14/2018	UYU	34,950,000	2,817,433	0.71
Uruguay (Rep of) 8.000%, 11/18/2022		1,346,000	1,965,160	0.50
Uruguay (Rep of) 6.875%, 09/28/2025		264,000	364,320	0.09
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	32,700,000	2,532,202	0.64
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	29,490,000	1,657,950	0.42
Uruguay (Rep of) 7.875%, 01/15/2033		911,000	1,405,218	0.35
Uruguay (Rep of) 7.625%, 03/21/2036		425,000	654,500	0.17
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	18,790,000	1,355,655	0.34
Uruguay Notas del Tesoro 9.000%, 01/27/2014	UYU	100,000	4,579	—
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	100,000	11,497	—
			12,768,514	3.22
Venezuela (Cost $9,501,360)
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		480,000	348,624	0.09
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		310,000	299,925	0.08
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		1,500,000	877,500	0.22
Petroleos de Venezuela S.A. 5.500%, 04/12/2037		620,000	357,306	0.09
Venezuela (Rep of) 8.500%, 10/08/2014		310,000	307,675	0.08
Venezuela (Rep of) 7.750%, 10/13/2019		590,000	469,050	0.12
Venezuela (Rep of) 6.000%, 12/09/2020		430,000	299,925	0.08
Venezuela (Rep of) 12.750%, 08/23/2022		1,152,000	1,146,240	0.29
Venezuela (Rep of) 9.000%, 05/07/2023		780,000	608,400	0.15
Venezuela (Rep of) 8.250%, 10/13/2024		880,000	655,600	0.16
Venezuela (Rep of) 7.650%, 04/21/2025		735,000	524,790	0.13
Venezuela (Rep of) 11.750%, 10/21/2026		1,037,000	952,744	0.24
Venezuela (Rep of) 9.250%, 09/15/2027		650,000	537,225	0.13
Venezuela (Rep of) 9.250%, 05/07/2028		771,000	603,308	0.15
Venezuela (Rep of) 11.950%, 08/05/2031		1,564,000	1,456,475	0.37
Venezuela (Rep of) 9.375%, 01/13/2034		309,000	244,264	0.06
			9,689,051	2.44
Vietnam (Cost $1,167,854)
Vietnam (Rep of) 6.875%, 01/15/2016		540,000	584,550	0.15

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Vietnam - (continued)
Vietnam (Rep of) 6.750%, 01/29/2020		550,000	$599,500	0.15
			1,184,050	0.30
Total Debt Securities (Cost $301,258,814)			304,431,407	76.74

Short-Term Investments
National Bank Abu Dhabi, Time Deposit 0.120%, 08/03/2012		40,000,000	$40,000,000	10.08
Landesbank Hessen-Thuerin, Time Deposit 0.160%, 08/01/2012		27,000,000	27,000,000	6.81
Landesbank Hessen-Thuerin, Time Deposit 0.160%, 08/02/2012		27,000,000	27,000,000	6.80
Qatar National Bank, Time Deposit 0.100%, 08/06/2012		10,000,000	10,000,000	2.52
Total Short-Term Investments (Cost $104,000,000)			104,000,000	26.21

Fully Funded Total Return Swaps

India (Cost $909,584)
India Government Bond, Issued by Credit Suisse Europe 8.790% 11/08/2021	INR	14,000,000	259,720	0.07
India Government Bond, Issued by HSBC 7.490% 04/16/2017	INR	1,130,000	19,878	—
India Government Bond, Issued by HSBC 7.830% 04/11/2018	INR	11,700,000	207,136	0.05
Rural Electrification Corp. Ltd., Issued by HSBC 9.350% 10/19/2016	INR	18,000,000	324,791	0.08
			811,525	0.20
Total Fully Funded Total Return Swaps (Cost $909,584)			811,525	0.20

Total Investments (Total Cost $406,168,398)			409,242,932	103.15

Liabilities Less Other Assets			(12,513,958)	(3.15)

Net Assets			$396,728,974	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.
(3)	Issuer has defaulted on terms of debt obligation.
(4)	Zero coupon bond.
(5)	Zero coupon bond reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

At July 31, 2012, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/02/2012	Banco Santander New York	Brazilian Real	519,783	United States Dollar	257,000	$(3,350)
08/02/2012	Barclays Wholesale GTS	Brazilian Real	510,500	United States Dollar	250,000	(879)
08/02/2012	Barclays Wholesale GTS	Brazilian Real	277,768	United States Dollar	137,000	(1,451)
08/02/2012	Citibank London	Brazilian Real	402,663	United States Dollar	200,000	(3,503)
08/02/2012	HSBC	Brazilian Real	4,360,000	United States Dollar	2,154,682	(27,023)
08/02/2012	Banco Santander New York	United States Dollar	3,350,000	Brazilian Real	6,838,355	12,916
08/02/2012	Banco Santander New York	United States Dollar	841,000	Brazilian Real	1,717,574	2,832
08/02/2012	Barclays Wholesale GTS	United States Dollar	492,536	Brazilian Real	940,252	33,698
08/02/2012	HSBC	United States Dollar	491,712	Brazilian Real	940,252	32,874
08/03/2012	Barclays Wholesale GTS	Chinese Yuan Renminbi	14,903,400	United States Dollar	2,360,000	(17,692)
08/03/2012	Citibank London	Chinese Yuan Renminbi	9,079,785	United States Dollar	1,430,000	(2,967)
08/03/2012	Union Bank of Switzerland - London	Chinese Yuan Renminbi	36,129,450	United States Dollar	5,700,000	(21,679)
08/03/2012	Barclays Wholesale GTS	Indian Rupee	43,531,800	United States Dollar	780,000	2,061
08/03/2012	Barclays Wholesale GTS	Indian Rupee	98,612,000	United States Dollar	1,780,000	(8,408)
08/03/2012	Chase Manhattan Bank London	Indian Rupee	43,219,800	United States Dollar	780,000	(3,544)
08/03/2012	Union Bank of Switzerland - London	Indian Rupee	162,487,000	United States Dollar	2,900,000	19,123
08/03/2012	Union Bank of Switzerland - London	Indian Rupee	11,060,000	United States Dollar	200,000	(1,304)
08/03/2012	Union Bank of Switzerland - London	United States Dollar	9,488,972	Chinese Yuan Renminbi	60,112,635	41,310
08/03/2012	Chase Manhattan Bank London	United States Dollar	1,560,000	Indian Rupee	85,971,600	15,497
08/03/2012	Chase Manhattan Bank London	United States Dollar	3,615,137	Indian Rupee	203,243,000	(36,179)
08/03/2012	Citibank London	United States Dollar	1,252,174	Indian Rupee	69,696,000	66
08/10/2012	Bank of America Los Angeles	Chinese Yuan Renminbi	2,909,960	United States Dollar	460,000	(2,653)
08/10/2012	Citibank London	Chinese Yuan Renminbi	7,144,990	United States Dollar	1,130,000	(7,051)
08/10/2012	Standard Chartered London	Chinese Yuan Renminbi	5,084,800	United States Dollar	800,000	(842)
08/13/2012	Citibank London	Colombian Peso	467,880,000	United States Dollar	261,824	(861)
08/13/2012	Northern Trust Co London	Colombian Peso	113,557,500	United States Dollar	63,000	337
08/13/2012	Union Bank of Switzerland - London	Colombian Peso	214,320,000	United States Dollar	120,000	(462)
08/13/2012	Union Bank of Switzerland - London	Colombian Peso	267,300,000	United States Dollar	150,000	(912)
08/13/2012	Bank of America Los Angeles	Indonesian Rupiah	1,295,600,000	United States Dollar	135,608	1,006
08/13/2012	Bank of America Los Angeles	Indonesian Rupiah	1,406,100,000	United States Dollar	150,000	(1,734)
08/13/2012	Barclays Wholesale GTS	Indonesian Rupiah	853,470,000	United States Dollar	90,000	(6)
08/13/2012	Chase Manhattan Bank London	Philippine Peso	38,136,609	United States Dollar	899,130	14,188
08/13/2012	Citibank London	Philippine Peso	25,038,600	United States Dollar	580,000	19,639
08/13/2012	Morgan Stanley & Co International	Philippine Peso	88,378,500	United States Dollar	2,100,000	16,540
08/13/2012	Union Bank of Switzerland - London	Philippine Peso	21,950,400	United States Dollar	510,000	15,681
08/13/2012	Union Bank of Switzerland - London	Philippine Peso	68,223,650	United States Dollar	1,630,000	3,860
08/13/2012	Union Bank of Switzerland - London	Philippine Peso	6,678,400	United States Dollar	160,000	(62)
08/13/2012	Bank of America Los Angeles	United States Dollar	177,432	Colombian Peso	317,913,500	114
08/13/2012	Citibank London	United States Dollar	306,000	Colombian Peso	550,494,000	(1,041)
08/13/2012	Citibank London	United States Dollar	594,254	Colombian Peso	1,072,480,000	(3,928)
08/13/2012	Deutsche Bank London	United States Dollar	504,683	Colombian Peso	916,000,000	(6,221)
08/13/2012	HSBC	United States Dollar	700,000	Colombian Peso	1,252,300,000	1,522
08/13/2012	Union Bank of Switzerland - London	United States Dollar	420,000	Colombian Peso	757,470,000	(2,483)
08/20/2012	Chase Manhattan Bank London	United States Dollar	1,343,250	British Pound	865,174	(13,191)
08/20/2012	Barclays Wholesale GTS	United States Dollar	5,238,473	Euro	4,250,110	7,859
08/20/2012	Barclays Wholesale GTS	United States Dollar	5,236,320	Euro	4,250,111	5,704
08/20/2012	HSBC	United States Dollar	126,512	Euro	103,094	(365)
08/20/2012	Union Bank of Switzerland - London	United States Dollar	2,229,362	Euro	1,817,822	(7,833)
08/21/2012	Chase Manhattan Bank London	Thai Baht	26,315,150	United States Dollar	830,000	5,112
08/21/2012	HSBC	Thai Baht	80,716,800	United States Dollar	2,560,000	1,549
08/21/2012	Standard Chartered London	Thai Baht	17,484,492	United States Dollar	564,380	(9,509)
08/21/2012	Citibank London	United States Dollar	184,183	Thai Baht	5,866,780	(1,999)
08/21/2012	Union Bank of Switzerland - London	United States Dollar	830,000	Thai Baht	26,427,200	(8,668)
08/24/2012	Union Bank of Switzerland - London	Chilean Peso	505,871,308	United States Dollar	1,027,150	22,311
08/24/2012	Bank of America Los Angeles	Colombian Peso	54,148,132	United States Dollar	30,031	159
08/24/2012	Chase Manhattan Bank London	Colombian Peso	644,000,000	United States Dollar	359,626	(566)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/24/2012	Barclays Wholesale GTS	Indian Rupee	196,627,200	United States Dollar	3,520,000	$(3,405)
08/24/2012	Citibank London	Indian Rupee	69,696,000	United States Dollar	1,246,798	(314)
08/24/2012	Morgan Stanley & Co International	Indian Rupee	87,543,200	United States Dollar	1,570,000	(4,326)
08/24/2012	Standard Chartered London	Indian Rupee	124,774,600	United States Dollar	2,260,000	(28,458)
08/24/2012	Union Bank of Switzerland - London	Indian Rupee	171,134,404	United States Dollar	3,106,451	(45,784)
08/24/2012	Chase Manhattan Bank London	Korean Won	1,891,673,789	United States Dollar	1,659,800	13,015
08/24/2012	Morgan Stanley & Co International	Korean Won	1,376,412,000	United States Dollar	1,200,000	17,167
08/24/2012	Union Bank of Switzerland - London	Korean Won	1,038,310,000	United States Dollar	910,000	8,182
08/24/2012	Union Bank of Switzerland - London	Korean Won	102,240,000	United States Dollar	90,000	411
08/24/2012	Banco Santander New York	Mexican Peso	35,928,786	United States Dollar	2,606,179	88,883
08/24/2012	Citibank London	Peruvian Neuevo Sol	3,017,373	United States Dollar	1,148,163	(1,917)
08/24/2012	Barclays Wholesale GTS	United States Dollar	385,000	Chilean Peso	186,070,500	(1,015)
08/24/2012	Bank of America Los Angeles	United States Dollar	595,905	Colombian Peso	1,072,480,000	(2,052)
08/24/2012	Union Bank of Switzerland - London	United States Dollar	180,000	Korean Won	202,905,000	570
08/24/2012	Bank of America Los Angeles	United States Dollar	4,570,000	Mexican Peso	61,832,100	(68,101)
08/24/2012	Barclays Wholesale GTS	United States Dollar	233,000	Mexican Peso	3,095,755	784
08/24/2012	Deutsche Bank London	United States Dollar	232,000	Peruvian Neuevo Sol	611,204	(185)
08/27/2012	Deutsche Bank London	United States Dollar	520,000	Colombian Peso	936,520,000	(2,099)
08/27/2012	Deutsche Bank London	United States Dollar	2,360,000	Colombian Peso	4,267,706,000	(19,195)
08/28/2012	Union Bank of Switzerland - London	Colombian Peso	1,168,050,000	United States Dollar	650,000	1,152
08/28/2012	Barclays Wholesale GTS	Malaysian Ringgit	445,312	United States Dollar	140,000	1,970
08/28/2012	Barclays Wholesale GTS	Malaysian Ringgit	379,200	United States Dollar	120,000	893
08/28/2012	HSBC	Malaysian Ringgit	435,030	United States Dollar	142,236	(3,544)
08/28/2012	Union Bank of Switzerland - London	Malaysian Ringgit	4,469,080	United States Dollar	1,400,000	24,792
08/28/2012	Deutsche Bank London	United States Dollar	606,575	Colombian Peso	1,088,195,200	(60)
08/30/2012	Bank of America Los Angeles	Taiwan Dollar	71,880,000	United States Dollar	2,400,000	(3,041)
08/30/2012	Barclays Wholesale GTS	Taiwan Dollar	34,086,000	United States Dollar	1,140,000	(3,345)
08/30/2012	Citibank London	Taiwan Dollar	14,606,900	United States Dollar	490,000	(2,909)
08/30/2012	Deutsche Bank London	Taiwan Dollar	87,542,029	United States Dollar	2,940,119	(20,883)
08/30/2012	Union Bank of Switzerland - London	Taiwan Dollar	5,660,480	United States Dollar	190,000	(1,242)
08/30/2012	Union Bank of Switzerland - London	Taiwan Dollar	58,051,500	United States Dollar	1,950,000	(14,176)
08/30/2012	Standard Chartered London	United States Dollar	4,330,000	Taiwan Dollar	130,452,075	(20,143)
08/31/2012	Chase Manhattan Bank London	Czech Koruna	122,526,824	United States Dollar	5,918,055	34,510
08/31/2012	Chase Manhattan Bank London	Hungarian Forint	117,654,828	United States Dollar	498,527	12,796
08/31/2012	HSBC	Hungarian Forint	211,508,384	United States Dollar	913,150	6,057
08/31/2012	Citibank London	Israeli Shekel	14,616,763	United States Dollar	3,577,542	85,654
08/31/2012	Bank of America Los Angeles	Polish Zloty	21,021,307	United States Dollar	6,076,225	190,548
08/31/2012	Morgan Stanley & Co International	Polish Zloty	2,089,250	United States Dollar	610,000	12,837
08/31/2012	ING Bank Amsterdam	Romanian Leu	7,231,622	United States Dollar	2,009,621	(75,762)
08/31/2012	Bank of America Los Angeles	Singapore Dollar	2,959,562	United States Dollar	2,335,421	42,868
08/31/2012	Morgan Stanley & Co International	Singapore Dollar	5,107,368	United States Dollar	4,040,000	64,255
08/31/2012	Deutsche Bank London	South African Rand	19,411,826	United States Dollar	2,360,000	(25,258)
08/31/2012	Citibank London	Turkish Lira	5,136,529	United States Dollar	2,824,597	21,334
08/31/2012	HSBC	Turkish Lira	10,273,058	United States Dollar	5,657,438	34,423
08/31/2012	Union Bank of Switzerland - London	Turkish Lira	5,136,529	United States Dollar	2,823,200	22,731
08/31/2012	Goldman Sachs	United States Dollar	720,000	Czech Koruna	14,770,368	2,430
08/31/2012	Union Bank of Switzerland - London	United States Dollar	820,000	Hungarian Forint	188,157,200	2,276
08/31/2012	Morgan Stanley & Co International	United States Dollar	110,000	Israeli Shekel	439,282	(91)
08/31/2012	Barclays Wholesale GTS	United States Dollar	1,010,000	Polish Zloty	3,390,974	(901)
08/31/2012	Barclays Wholesale GTS	United States Dollar	160,000	Romanian Leu	598,336	(5)
08/31/2012	Bank of America Los Angeles	United States Dollar	390,000	Singapore Dollar	485,238	65
08/31/2012	Chase Manhattan Bank London	United States Dollar	200,000	Singapore Dollar	254,020	(4,129)
08/31/2012	Bank of America Los Angeles	United States Dollar	692,283	South African Rand	5,756,055	(22)
08/31/2012	Barclays Wholesale GTS	United States Dollar	1,290,000	Turkish Lira	2,323,574	2,607
09/04/2012	Citibank London	Russian Rouble	19,903,650	United States Dollar	590,000	23,714
09/04/2012	HSBC	Russian Rouble	39,092,188	United States Dollar	1,140,000	65,377
09/04/2012	HSBC	Russian Rouble	65,160,000	United States Dollar	2,000,000	9,158
09/04/2012	HSBC	Russian Rouble	16,346,800	United States Dollar	500,000	4,041
09/04/2012	Union Bank of Switzerland - London	Russian Rouble	8,717,254	United States Dollar	264,159	4,631

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/04/2012	Union Bank of Switzerland - London	Russian Rouble	114,873,030	United States Dollar	3,550,000	$(7,980)
09/04/2012	Bank of America Los Angeles	United States Dollar	666,474	Russian Rouble	21,658,397	(1,346)
09/04/2012	Barclays Wholesale GTS	United States Dollar	722,402	Russian Rouble	23,754,731	(10,057)
09/04/2012	Deutsche Bank London	United States Dollar	439,001	Russian Rouble	14,761,832	(16,169)
09/05/2012	Barclays Wholesale GTS	Brazilian Real	826,190	United States Dollar	402,000	(1,920)
09/05/2012	Chase Manhattan Bank London	Brazilian Real	4,847,146	United States Dollar	2,338,340	8,871
09/13/2012	Chase Manhattan Bank London	Philippine Peso	37,359,250	United States Dollar	895,261	(1,331)
09/13/2012	Union Bank of Switzerland - London	United States Dollar	350,000	Philippine Peso	14,605,500	521
09/18/2012	Morgan Stanley & Co International	Malaysian Ringgit	2,970,000	United States Dollar	926,533	19,118
09/18/2012	Union Bank of Switzerland - London	Malaysian Ringgit	3,733,638	United States Dollar	1,180,000	8,794
09/20/2012	Union Bank of Switzerland - London	Chinese Yuan Renminbi	60,112,635	United States Dollar	9,462,086	(14,425)
09/21/2012	Deutsche Bank London	Peruvian Neuevo Sol	3,017,373	United States Dollar	1,145,504	(1,580)
09/21/2012	Citibank London	Thai Baht	17,646,217	United States Dollar	557,366	1,673
09/21/2012	Union Bank of Switzerland - London	Thai Baht	3,189,500	United States Dollar	100,000	1,045
09/21/2012	Chase Manhattan Bank London	United States Dollar	2,421,658	Mexican Peso	32,344,388	1,868
09/26/2012	Deutsche Bank London	Russian Rouble	131,998,060	United States Dollar	4,089,983	(33,294)
09/28/2012	Morgan Stanley & Co International	Hungarian Forint	211,508,384	United States Dollar	910,693	5,152
09/28/2012	Chase Manhattan Bank London	Polish Zloty	14,777,193	United States Dollar	4,296,757	95,412
09/28/2012	HSBC	Romanian Leu	6,466,847	United States Dollar	1,685,611	49,571
09/28/2012	Standard Chartered London	Singapore Dollar	12,898,172	United States Dollar	10,200,215	165,117
09/28/2012	Union Bank of Switzerland - London	United States Dollar	695,646	South African Rand	5,756,055	5,754
10/02/2012	Barclays Wholesale GTS	Indonesian Rupiah	7,769,500,000	United States Dollar	820,000	(6,137)
10/02/2012	Barclays Wholesale GTS	United States Dollar	1,775,801	Brazilian Real	3,746,052	(31,969)
10/02/2012	Chase Manhattan Bank London	United States Dollar	1,766,298	Brazilian Real	3,720,000	(28,900)
10/02/2012	HSBC	United States Dollar	1,764,455	Brazilian Real	3,720,000	(30,743)
10/18/2012	Citibank London	Malaysian Ringgit	2,633,468	United States Dollar	824,195	12,710
10/18/2012	Barclays Wholesale GTS	Thai Baht	30,974,860	United States Dollar	980,000	(231)
10/18/2012	Morgan Stanley & Co International	Thai Baht	50,510,000	United States Dollar	1,592,120	5,568
10/25/2012	Chase Manhattan Bank London	Malaysian Ringgit	18,279,200	United States Dollar	5,840,000	(33,618)
11/05/2012	Barclays Wholesale GTS	United States Dollar	2,125,887	Brazilian Real	4,365,721	30,754
11/05/2012	HSBC	United States Dollar	2,122,687	Brazilian Real	4,360,000	30,300
11/13/2012	Bank of America Los Angeles	Chinese Yuan Renminbi	2,493,855	United States Dollar	390,000	1,949
11/13/2012	Bank of America Los Angeles	Chinese Yuan Renminbi	4,655,940	United States Dollar	730,000	1,755
11/13/2012	Bank of America Los Angeles	Chinese Yuan Renminbi	18,059,560	United States Dollar	2,840,000	(1,652)
11/13/2012	Barclays Wholesale GTS	Chinese Yuan Renminbi	3,292,640	United States Dollar	520,000	(2,509)
11/13/2012	Chase Manhattan Bank London	Chinese Yuan Renminbi	29,362,410	United States Dollar	4,620,000	(5,228)
11/13/2012	Citibank London	Chinese Yuan Renminbi	4,459,350	United States Dollar	700,000	858
04/15/2013	HSBC	Chinese Offshore Yuan	13,195,850	United States Dollar	2,050,000	(3,124)
04/15/2013	HSBC	Chinese Offshore Yuan	3,513,675	United States Dollar	550,000	(4,976)
04/15/2013	HSBC	Chinese Offshore Yuan	3,508,450	United States Dollar	550,000	(5,786)
04/15/2013	HSBC	Chinese Offshore Yuan	17,289,800	United States Dollar	2,710,000	(28,091)
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	21,906,200	United States Dollar	3,400,000	(4,112)
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	7,029,000	United States Dollar	1,100,000	(10,368)
05/02/2013	Standard Chartered London	Chinese Offshore Yuan	80,500,000	United States Dollar	12,500,000	(20,931)
07/17/2013	Standard Chartered London	Chinese Offshore Yuan	24,998,265	United States Dollar	3,870,000	(4,845)
04/13/2015	HSBC	United States Dollar	2,710,000	Chinese Offshore Yuan	17,596,030	54,095
04/13/2015	HSBC	United States Dollar	2,050,000	Chinese Offshore Yuan	13,449,435	19,972
04/13/2015	HSBC	United States Dollar	550,000	Chinese Offshore Yuan	3,554,650	13,469
04/13/2015	HSBC	United States Dollar	550,000	Chinese Offshore Yuan	3,565,925	11,767
05/04/2015	Standard Chartered London	United States Dollar	12,500,000	Chinese Offshore Yuan	82,337,500	81,016
05/04/2015	Standard Chartered London	United States Dollar	3,400,000	Chinese Offshore Yuan	22,343,100	29,985
05/04/2015	Standard Chartered London	United States Dollar	1,100,000	Chinese Offshore Yuan	7,158,800	20,237
07/17/2015	Standard Chartered London	United States Dollar	3,870,000	Chinese Offshore Yuan	25,656,165	9,997

Total						$901,367

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

At July 31, 2012, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gains/(Losses)	Counterparty
Brazil CETIP Interbank Deposit Rate	9.644%	BRL	11,721,786	01/02/2017	$203,507	HSBC
Brazil CETIP Interbank Deposit Rate	9.125%	BRL	10,314,075	01/02/2017	59,878	Barclays Capital
Brazil CETIP Interbank Deposit Rate	8.545%	BRL	14,597,202	01/02/2015	45,615	Barclays Capital
Brazil CETIP Interbank Deposit Rate	9.048%	BRL	35,232,343	01/02/2017	144,331	HSBC
Brazil CETIP Interbank Deposit Rate	9.050%	BRL	19,650,839	01/02/2017	(306,675)	HSBC
3.890%	Malaysia Interbank Fixing 3 Month	MYR	2,384,375	03/01/2022	(31,980)	Morgan Stanley
3.560%	Malaysia Interbank Fixing 3 Month	MYR	6,030,000	07/04/2022	(20,670)	Morgan Stanley
3.845%	Malaysia Interbank Fixing 3 Month	MYR	2,000,000	03/01/2022	(24,562)	Morgan Stanley
3.469%	Malaysia Interbank Fixing 3 Month	MYR	4,100,000	07/04/2022	(12,541)	HSBC
1.820%	Singapore Offer Rate Fixing 6 Month	SGD	1,770,000	06/14/2022	(23,711)	Barclays Capital
Singapore Offer Rate Fixing 6 Month	2.760%	SGD	1,020,000	06/14/2032	37,981	Barclays Capital
1.720%	Singapore Offer Rate Fixing 6 Month	SGD	4,178,785	07/16/2022	(16,680)	Barclays Capital
Singapore Offer Rate Fixing 6 Month	2.590%	SGD	2,445,200	07/16/2032	27,125	Barclays Capital

					$81,618

Federal Tax Information:

At July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$406,623,983

Gross tax appreciation of investments	$7,634,815
Gross tax depreciation of investments	(5,015,866)

Net tax appreciation of investments	$2,618,949

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$117,843,236	$—	$117,843,236
Corporate Convertible Bonds	—	166,600	—	166,600
Government Agencies	—	4,767,131	—	4,767,131
Government Bonds	—	163,878,116	—	163,878,116
Financial Certificates	—	1,701,618	—	1,701,618
Index Linked Corporate Bonds	—	4,107,955	—	4,107,955
Index Linked Government Bonds	—	11,966,751	—	11,966,751
Short-Term Investments	—	104,000,000	—	104,000,000
Fully Funded Total Return Swaps	—	811,525	—	811,525

Total Investments	$—	$409,242,932	$—	$409,242,932

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$1,763,417	$—	$1,763,417
Interest Rate Swap Contracts	—	518,437	—	518,437
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(862,050)	—	(862,050)
Interest Rate Swap Contracts	—	(436,819)	—	(436,819)

Total Other Financial Instruments	$—	$982,985	$—	$982,985

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2012 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $1,232,814)
Banco do Brasil S.A.	BRL	13,300	$141,489	1.71
BRF - Brasil Foods S.A.	BRL	3,800	54,408	0.66
Cia Hering	BRL	1,600	31,591	0.38
Cosan Ltd., Class A		5,300	67,310	0.82
Duratex S.A.	BRL	5,800	33,823	0.41
EcoRodovias Infraestrutura e Logistica S.A.	BRL	3,600	29,145	0.36
Embraer S.A. ADR		2,445	62,054	0.75
Estacio Participacoes S.A.	BRL	2,900	35,705	0.43
Even Construtora e Incorporadora S.A.	BRL	9,100	29,087	0.35
Iochpe-Maxion S.A.	BRL	1,400	15,099	0.18
Lojas Renner S.A.	BRL	1,800	53,819	0.65
Petroleo Brasileiro S.A. ADR		9,849	193,336	2.34
Transmissora Alianca de Energia Eletrica S.A.	BRL	1,000	34,648	0.42
Vale S.A.	BRL	4,600	83,393	1.01
Vale S.A. ADR		8,000	144,400	1.75
			1,009,307	12.22
Chile (Cost $36,011)
Cia Cervecerias Unidas S.A. ADR		144	9,537	0.12
Cia Sud Americana de Vapores S.A.	CLP	95,000	11,581	0.14
Empresas CMPC S.A.	CLP	614	2,311	0.03
Forus S.A.	CLP	3,085	12,781	0.15
			36,210	0.44
China (Cost $1,761,630)
AAC Technologies Holdings, Inc.	HKD	30,000	87,625	1.06
Baidu, Inc. ADR		900	108,468	1.31
Belle International Holdings Ltd.	HKD	54,000	99,996	1.21
China Merchants Bank Co. Ltd., Class H	HKD	117,000	216,055	2.62
China Modern Dairy Holdings Ltd.	HKD	346,000	91,914	1.11
China Pacific Insurance Group Co. Ltd., Class H	HKD	18,800	59,760	0.72
China Shenhua Energy Co. Ltd., Class H	HKD	27,500	103,196	1.25
Chow Tai Fook Jewellery Group Ltd.	HKD	30,800	35,746	0.43
CNOOC Ltd.	HKD	120,000	243,259	2.95
Industrial & Commercial Bank of China, Class H	HKD	354,000	203,142	2.46
Intime Department Store Group Co. Ltd.	HKD	57,000	53,584	0.65
Mindray Medical International Ltd. ADR		2,900	86,420	1.05
New Oriental Education & Technology Group ADR		2,900	33,118	0.40
Ping An Insurance Group Co., Class H	HKD	20,500	160,861	1.95
Weichai Power Co. Ltd., Class H	HKD	8,000	24,295	0.29
			1,607,439	19.46
Colombia (Cost $29,127)
Pacific Rubiales Energy Corp.	CAD	971	21,969	0.27
			21,969	0.27
Hong Kong (Cost $137,952)
AIA Group Ltd.	HKD	20,400	71,686	0.87
ASM Pacific Technology Ltd.	HKD	5,400	69,426	0.84
			141,112	1.71
India (Cost $313,245)
HDFC Bank Ltd. ADR		1,500	50,865	0.62
ICICI Bank Ltd. ADR		2,300	79,626	0.96
Infosys Ltd. ADR		1,200	47,496	0.57
Larsen & Toubro Ltd. GDR (Registered)		2,011	48,666	0.59
Sterlite Industries India Ltd. ADR		6,000	46,080	0.56
			272,733	3.30

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Indonesia (Cost $249,368)
Bank Mandiri Persero Tbk PT	IDR	67,000	$58,747	0.71
Indofood Sukses Makmur Tbk PT	IDR	57,000	32,516	0.39
Indomobil Sukses Internasional Tbk PT	IDR	75,000	48,330	0.59
Perusahaan Gas Negara Persero Tbk PT	IDR	128,000	51,383	0.62
Semen Gresik Persero Tbk PT	IDR	25,000	34,201	0.42
Tambang Batubara Bukit Asam Persero Tbk PT	IDR	10,000	16,797	0.20
			241,974	2.93
Malaysia (Cost $134,690)
DRB-Hicom Bhd	MYR	105,100	86,639	1.05
Sime Darby Bhd	MYR	10,900	34,235	0.41
			120,874	1.46
Mexico (Cost $365,701)
Alfa S.A.B. de C.V., Class A	MXN	2,377	38,220	0.46
Alpek S.A.B. de C.V.	MXN	21,093	51,691	0.62
Cemex S.A.B. de C.V. ADR		7,200	50,112	0.61
Desarrolladora Homex S.A.B. de C.V. ADR		4,012	47,582	0.58
Fomento Economico Mexicano S.A.B. de C.V. ADR		750	64,065	0.77
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	8,900	47,656	0.58
Mexichem S.A.B. de C.V.	MXN	9,102	43,139	0.52
Ternium S.A. ADR		1,775	34,701	0.42
			377,166	4.56
Peru (Cost $11,334)
Cia de Minas Buenaventura S.A. ADR		268	9,760	0.12
			9,760	0.12
Philippines (Cost $37,871)
Metropolitan Bank & Trust	PHP	7,500	17,984	0.22
Petron Corp.	PHP	101,100	24,848	0.30
			42,832	0.52
Russian Federation (Cost $634,154)
Evraz PLC	GBP	3,612	13,450	0.16
Gazprom OAO ADR		8,757	81,046	0.98
Lukoil OAO ADR		2,504	141,476	1.71
NovaTek OAO GDR (Registered)		224	25,334	0.31
Sberbank of Russia ADR		9,081	101,072	1.22
Sistema JSFC GDR		3,365	69,790	0.85
Uralkali OJSC GDR (Registered)		1,982	82,610	1.00
VimpelCom Ltd. ADR		3,578	30,019	0.36
X5 Retail Group N.V. GDR (Registered)		2,902	56,906	0.69
			601,703	7.28
South Africa (Cost $193,399)
Harmony Gold Mining Co. Ltd. ADR		2,300	22,586	0.28
Imperial Holdings Ltd.	ZAR	2,136	48,828	0.59
Investec Ltd.	ZAR	6,235	37,214	0.45
Murray & Roberts Holdings Ltd.	ZAR	9,095	25,878	0.31
Sasol Ltd.	ZAR	600	24,976	0.30
Steinhoff International Holdings Ltd.	ZAR	12,116	36,011	0.44
Telkom S.A. Ltd.	ZAR	3,434	7,452	0.09
			202,945	2.46
South Korea (Cost $1,213,048)
Doosan Infracore Co. Ltd.	KRW	2,720	43,664	0.53

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
South Korea - (continued)
E-Mart Co. Ltd.	KRW	307	$71,413	0.86
GS Engineering & Construction Corp.	KRW	601	36,944	0.45
Hyundai Heavy Industries Co. Ltd.	KRW	230	49,229	0.60
Hyundai Mobis	KRW	386	102,251	1.24
Hyundai Motor Co.	KRW	1,133	237,498	2.87
Kia Motors Corp.	KRW	1,165	80,475	0.97
Korean Reinsurance Co.	KRW	5,540	47,921	0.58
LG Chem Ltd.	KRW	418	116,088	1.41
NHN Corp.	KRW	404	98,264	1.19
Samsung Engineering Co. Ltd.	KRW	396	63,920	0.77
Samsung Heavy Industries Co. Ltd.	KRW	2,940	101,803	1.23
SK Hynix, Inc.	KRW	5,160	99,036	1.20
			1,148,506	13.90
Taiwan (Cost $967,912)
Catcher Technology Co. Ltd.	TWD	21,000	101,525	1.23
Cathay Financial Holding Co. Ltd.	TWD	21,000	20,795	0.25
Chinatrust Financial Holding Co. Ltd.	TWD	108,297	64,995	0.79
Chroma ATE, Inc.	TWD	11,000	24,573	0.30
Delta Electronics, Inc.	TWD	36,000	121,831	1.47
Dynapack International Technology Corp.	TWD	4,000	18,338	0.22
FLEXium Interconnect, Inc.	TWD	1,000	4,051	0.05
Formosa Plastics Corp.	TWD	17,000	47,045	0.57
Foxconn Technology Co. Ltd.	TWD	6,000	21,305	0.26
Hon Hai Precision Industry Co. Ltd.	TWD	52,000	146,677	1.77
Kinsus Interconnect Technology Corp.	TWD	5,000	14,070	0.17
MediaTek, Inc.	TWD	6,000	51,013	0.62
Taiwan Fertilizer Co. Ltd.	TWD	12,000	28,487	0.34
Taiwan Semiconductors Manufacturing Co. Ltd.	TWD	73,000	197,149	2.39
TPK Holding Co. Ltd.	TWD	2,363	26,394	0.32
Tripod Technology Corp.	TWD	17,000	38,656	0.47
Wan Hai Lines Ltd.	TWD	34,000	16,834	0.20
			943,738	11.42
Thailand (Cost $131,887)
Banpu PCL (Registered)	THB	3,000	38,701	0.47
Kasikornbank PCL (Registered)	THB	4,600	25,870	0.31
PTT Exploration & Production PCL (Registered)	THB	3,700	17,870	0.22
Siam Cement PCL (Registered)	THB	3,200	35,485	0.43
			117,926	1.43
Turkey (Cost $164,285)
Koza Anadolu Metal Madencilik Isletmeleri A/S	TRY	11,095	26,144	0.32
Turk Hava Yollari	TRY	24,269	46,371	0.56
Turkiye Halk Bankasi A/S	TRY	7,753	66,510	0.80
Yapi ve Kredi Bankasi A/S	TRY	20,711	42,803	0.52
			181,828	2.20
Total Common Stock (Cost $7,614,428)			7,078,022	85.68

Preferred Stock

Brazil (Cost $293,335)
Braskem S.A. ADR		4,700	57,105	0.69
Cia Energetica de Minas Gerais	BRL	2,375	45,409	0.55
Itau Unibanco Holding S.A. ADR		8,342	131,887	1.60
			234,401	2.84

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
South Korea (Cost $414,798)
Samsung Electronics Co. Ltd. GDR		1,556	$553,936	6.70
			553,936	6.70
Total Preferred Stock (Cost $708,133)			788,337	9.54

Right
PDG Realty S.A. Empreendimentos e Participacoes	BRL	2,441	48	—
Total Right (Cost $ — )			48	—

Equity-Linked Securities

India (Cost $386,380)
Axis Bank Ltd., Issued by Merrill Lynch International(2)		3,928	73,591	0.89
DLF Ltd., Issued by Merrill Lynch International		9,921	37,283	0.45
Jaiprakash Associates Ltd., Issued by Merrill Lynch International(2)		47,546	62,737	0.76
Maruti Suzuki India Ltd., Issued by Merrill Lynch International		3,183	64,904	0.79
Strides Arcolab Ltd., Issued by CLSA Financial Products		6,498	83,212	1.01
Wipro Ltd., Issued by CLSA Financial Products(2)		6,351	38,824	0.47
			360,551	4.37
Total Equity-Linked Securities (Cost $386,380)			360,551	4.37

Total Investments (Total Cost $8,708,941)			8,226,958	99.59

Other Assets Less Liabilities			33,736	0.41

Net Assets			$8,260,694	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.

Percentages shown are based on net assets.

At July 31, 2012, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Industry	Percentage of Net Assets
Consumer Discretionary	13.8
Consumer Staples	5.4
Energy	11.3
Financials	21.3
Health Care	2.0
Industrials	8.8
Information Technology	22.4
Materials	11.7
Telecommunication Services	1.3
Utilities	1.6

Total Investments	99.6
Other Assets Less Liabilities	0.4
Net Assets	100.0

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

Federal Tax Information:

At July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,812,263

Gross tax appreciation of investments	$484,149
Gross tax depreciation of investments	(1,069,454)

Net tax depreciation of investments	$(585,305)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments, which are carried at fair value, as of July 31, 2012.

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,009,307	$—	$—	$1,009,307
Chile	36,210	—	—	36,210
China	1,571,693	—	—	1,571,693
Colombia	21,969	—	—	21,969
Hong Kong	209,374	—	—	209,374
India	272,733	—	—	272,733
Indonesia	209,458	—	—	209,458
Malaysia	120,874	—	—	120,874
Mexico	377,166	—	—	377,166
Netherlands	141,476	—	—	141,476
Peru	9,760	—	—	9,760
Philippines	42,832	—	—	42,832
Russian Federation	460,227	—	—	460,227
South Africa	202,945	—	—	202,945
South Korea	1,148,506	—	—	1,148,506
Taiwan	943,738	—	—	943,738
Thailand	117,926	—	—	117,926
Turkey	181,828	—	—	181,828
Preferred Stocks
Brazil	234,401	—	—	234,401
South Korea	553,936	—	—	553,936
Right

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Level 1	Level 2	Level 3	Total
Brazil	$—	$48	$—	$48
Equity - Linked Securities
India	—	360,551	—	360,551

Total Investments	$7,866,359	$360,599	$—	$8,226,958

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At October 31, 2011, for certain foreign equity securities, the Ashmore Emerging Markets Equity Fund’s fair value trigger was met as a result of the monitoring of events impacting the value of securities after the closing of the exchange on which the securities principally trade, but before the calculation of the daily net asset value, resulting in certain securities being classified as Level 2. Since the fair value trigger was not met at July 31, 2012, these securities were transferred to Level 1. The fair value of the securities transferred from Level 2 to Level 1, using the July 31, 2012 fair value, was $3,669,022 for common stocks. In addition to transfer from Level 2 to Level 1 of $553,936 for common stocks due to valuation at a readily available market closing price. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $1,170,828)
Brazil Pharma S.A.	BRL	20,000	$119,559	1.11
Cia de Locacao das Americas	BRL	4,491	17,489	0.16
Cia Hering	BRL	4,600	90,824	0.84
Duratex S.A.	BRL	5,900	34,406	0.32
Estacio Participacoes S.A.	BRL	11,400	140,358	1.30
Even Construtora e Incorporadora S.A.	BRL	35,800	114,430	1.06
Iochpe-Maxion S.A.	BRL	13,600	146,672	1.36
Magazine Luiza S.A.	BRL	14,300	71,528	0.66
Mahle-Metal Leve S.A. Industria e Comercio	BRL	13,800	149,502	1.38
Marisa Lojas S.A.	BRL	9,800	106,168	0.98
Sao Martinho S.A.	BRL	3,200	34,355	0.32
Sonae Sierra Brasil S.A.	BRL	3,900	54,602	0.51
Tegma Gestao Logistica	BRL	8,600	142,690	1.32
			1,222,583	11.32
Chile (Cost $130,022)
Parque Arauco S.A.	CLP	65,403	123,964	1.15
			123,964	1.15
China (Cost $2,039,389)
3SBio, Inc. ADR		17,800	197,224	1.83
China Automation Group Ltd.	HKD	866,000	155,228	1.44
China High Precision Automation Group Ltd.	HKD	642,000	141,708	1.31
Chinasoft International Ltd.	HKD	770,000	164,829	1.53
Greatview Aseptic Packaging Co. Ltd.	HKD	669,000	323,514	2.99
Hollysys Automation Technologies Ltd.		28,647	223,160	2.07
Intime Department Store Group Co. Ltd.	HKD	148,500	139,602	1.29
MIE Holdings Corp.	HKD	500,000	127,665	1.18
Minth Group Ltd.	HKD	218,000	223,491	2.07
Sinovac Biotech Ltd.		40,200	86,028	0.80
SouFun Holdings Ltd. ADR		12,000	142,320	1.32
			1,924,769	17.83
Colombia (Cost $38,605)
Pacific Rubiales Energy Corp.	CAD	1,287	29,118	0.27
			29,118	0.27
Hong Kong (Cost $509,005)
Focus Media Holding Ltd. ADR		5,400	106,812	0.99
Ports Design Ltd.	HKD	94,000	92,489	0.86
Trinity Ltd.	HKD	312,000	203,985	1.89
			403,286	3.74
Indonesia (Cost $553,942)
AKR Corporindo Tbk PT	IDR	160,000	61,694	0.57
Berlian Laju Tanker Tbk PT	IDR	4,428,000	68,763	0.64
Ciputra Surya Tbk PT	IDR	292,000	59,843	0.55
Gajah Tunggal Tbk PT	IDR	429,500	105,491	0.98
Perusahaan Perkebunan London Sumatra	IDR	532,500	154,697	1.43
Indonesia Tbk PT
Timah Persero Tbk PT	IDR	605,000	85,004	0.79
			535,492	4.96
Malaysia (Cost $433,976)
DRB-Hicom Bhd.	MYR	272,200	224,388	2.08
Wah Seong Corp. Bhd.	MYR	298,800	178,531	1.65
			402,919	3.73

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Mexico (Cost $885,997)
Corp. GEO S.A.B. de C.V., Series B	MXN	81,100	$85,254	0.79
Desarrolladora Homex S.A.B. de C.V. ADR		15,160	179,798	1.67
Grupo Aeromexico S.A.B. de C.V.	MXN	76,400	120,240	1.11
Grupo KUO S.A.B. de C.V., Series B	MXN	150,000	298,110	2.76
Industrias CH S.A.B. de C.V., Series B	MXN	34,300	172,831	1.60
TV Azteca S.A.B. de C.V., Series CPO	MXN	164,000	108,521	1.00
			964,754	8.93
Philippines (Cost $271,708)
Megaworld Corp.	PHP	3,364,000	182,119	1.68
Oriental Peninsula Resources Group, Inc.	PHP	2,065,000	251,289	2.33
			433,408	4.01
South Africa (Cost $193,847)
JD Group Ltd.	ZAR	20,753	110,576	1.02
Wilson Bayly Holmes-Ovcon Ltd.	ZAR	7,700	121,510	1.13
			232,086	2.15
South Korea (Cost $898,942)
Hyundai Department Store Co. Ltd.	KRW	1,321	148,969	1.38
Korean Reinsurance Co.	KRW	17,040	147,397	1.36
LIG Insurance Co. Ltd.	KRW	5,490	106,583	0.99
Nexen Tire Corp.	KRW	8,900	161,371	1.49
Youngone Corp.	KRW	12,070	304,252	2.82
			868,572	8.04
Taiwan (Cost $1,725,020)
Catcher Technology Co. Ltd.	TWD	61,000	294,907	2.73
China Life Insurance Co. Ltd.	TWD	193,000	187,900	1.74
FLEXium Interconnect, Inc.	TWD	1,000	4,051	0.04
Shin Zu Shing Co. Ltd.	TWD	96,000	275,269	2.55
Simplo Technology Co. Ltd.	TWD	44,000	249,396	2.31
Tainan Spinning Co. Ltd.	TWD	300,000	123,531	1.14
Tripod Technology Corp.	TWD	80,000	181,912	1.69
TXC Corp.	TWD	83,000	127,852	1.18
			1,444,818	13.38
Thailand (Cost $93,727)
Supalai PCL (Registered)	THB	231,400	130,874	1.21
			130,874	1.21
Total Common Stock (Cost $8,945,008)			8,716,643	80.72

Right

Brazil (Cost $3,474)
Banco ABC Brasil S.A.	BRL	744	708	—
			708	—
Total Right (Cost $3,474)			708	—

Preferred Stock

Brazil (Cost $259,592)
Banco ABC Brasil S.A.	BRL	20,900	109,232	1.01
Randon Participacoes S.A.	BRL	13,700	60,170	0.56
Saraiva S.A. Livreiros Editores	BRL	4,200	39,762	0.37
			209,164	1.94
Total Preferred Stock (Cost $259,592)			209,164	1.94

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Equity-Linked Securities

India (Cost $1,021,808)
Dewan Housing Finance Corp. Ltd., Issued by Citigroup Global Markets Hold(2)		36,497	$95,167	0.88
HT Media Ltd., Issued by Citigroup Global Markets Hold(2)		64,750	97,659	0.91
India Cements Ltd., Issued by Merrill Lynch International & Co.		140,538	210,956	1.95
Indian Bank, Issued by Merrill Lynch International & Co.		57,925	184,845	1.71
Strides Arcolab Ltd., Issued by Merrill Lynch International & Co.		20,951	268,294	2.49
			856,921	7.94
South Korea (Cost $674,820)
Gamevil, Inc., Issued by HSBC Bank PLC		3,392	233,709	2.16
Hana Tour Service, Inc., Issued by JP Morgan Structured Products		6,557	263,585	2.44
Hyundai Development Co., Issued by Goldman Sachs International		6,960	125,734	1.17
Korean Reinsurance Co., Issued by JP Morgan Structured Products		341	2,950	0.03
MegaStudy Co. Ltd., Issued by HSBC Bank PLC		800	48,610	0.45
Modetour Network, Inc., Issued by JP Morgan Structured Products		7,190	124,324	1.15
			798,912	7.40
Turkey (Cost $96,017)
Anadolu Cam Sanayii A.S., Issued by Royal Bank of Scotland PLC		66,234	87,813	0.81
			87,813	0.81
United Arab Emirates (Cost $50,058)
Drake & Scull International, Issued by Royal Bank of Scotland PLC		240,442	56,232	0.52
			56,232	0.52
Total Equity-Linked Securities (Cost $1,842,703)			1,799,878	16.67

Total Investments (Total Cost $11,050,777)			10,726,393	99.33

Other Assets Less Liabilities			71,951	0.67

Net Assets			$10,798,344	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	All or a portion of this security is designated as 144A.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

At July 31, 2012, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Industry	Percentage of Net Assets
Consumer Discretionary	29.4%
Consumer Staples	2.9
Energy	3.1
Financials	12.8
Health Care	5.1
Industrials	15.3
Information Technology	16.3
Materials	14.4

Total Investments	99.3
Other Assets Less Liabilities	0.7
Net Assets	100%

Federal Tax Information:

At July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$11,056,059

Gross tax appreciation of investments	$1,186,742
Gross tax depreciation of investments	(1,516,408)

Net tax depreciation of investments	$(329,666)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available. The Fund valued certain securities based on prices provided by the Investment Manager.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2012 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund investments and other financial instruments, which are carried at fair value, as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,222,583	$—	$—	$1,222,583
Chile	123,964	—	—	123,964
China	1,783,061	—	141,708	1,924,769
Colombia	29,118	—	—	29,118
Hong Kong	403,286	—	—	403,286
Indonesia	466,729	—	68,763	535,492
Malaysia	402,919	—	—	402,919
Mexico	964,754	—	—	964,754
Philippines	433,408	—	—	433,408
South Africa	232,086	—	—	232,086
South Korea	868,572	—	—	868,572
Taiwan	1,444,818	—	—	1,444,818
Thailand	130,874	—	—	130,874
Preferred Stocks
Brazil	209,164	—	—	209,164
Equity - Linked Securities
India	—	856,921	—	856,921
Netherlands	—	387,909	—	387,909
South Korea	—	411,003	—	411,003
Turkey	—	87,813	—	87,813
United Arab Emirates	—	56,232	—	56,232
Rights
Brazil	—	708	—	708

Total Investments	$8,715,336	$1,800,586	$210,471	$10,726,393

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At October 31, 2011, for certain foreign equity securities, the Ashmore Emerging Markets Small-Cap Equity Fund’s fair value trigger was met as a result of the monitoring of events impacting the value of securities after the closing of the exchange on which the securities principally trade, but before the calculation of the daily net asset value, resulting in certain securities being classified as Level 2. Since the fair value trigger was not met at July 31, 2012, these securities were transferred to Level 1. The fair value of the securities transferred from Level 2 to Level 1, using the July 31, 2012 fair value, was $2,669,040 for common stocks. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2012:

Category and Subcategory	Beginning Balance at 10/31/2011	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 7/31/2012
Investments, at value Common Stock	$—	$—	$—	$—	$—	$—	$210,471	$—	$210,471

Total	$—	$—	$—	$—	$—	$—	$210,471	$—	$210,471

There was no change in unrealized appreciation / (depreciation) on investments in Level 3 securities still held at July 31, 2012.

ASHMORE FUNDS

As of July 31, 2012 (Unaudited)

1. Security valuations

Any securities for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued as determined in good faith by the investment advisers in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees.

The investment advisers, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The investment advisers may also apply a discount to the last traded price in situations where the last traded price may not represent the fair value of the security, such as if a security’s trading has been suspended on its primary trading market, a security has been de-listed from its primary trading market, a security has not traded for an extended period of time, or a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open. Any such discount would be based on a number of factors including but not limited to the circumstances surrounding any potential suspension or de-listing, market and industry conditions, competitor information, and period of time since last trading took place

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. The investment advisers are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and basis, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2012.

Quantitative Information about Level 3 Fair Value Measurements
Ashmore Emerging Markets Small-Cap Equity Fund
	Fair Value at 7/31/2012	Valuation Techniques	Unobservable Inputs	Range (Actual)
	$68,763	Discount from last traded price	Discount percentage (a)	0% - 100% (25%)
	141,708	Discount from last traded price	Discount percentage (a)	0% - 100% (37.53%)

Common Stocks	210,471

(a)	Represents discount to last publicly reported closing price on applicable market.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, projected cash flow discounted rates and prepayment rates may decrease (increase) the fair value measurement.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 27, 2012

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	September 27, 2012